    As filed with the Securities and Exchange Commission on January 30, 2006

                                              Securities Act File No. 333-130607
================================================================================


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form N-14

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                         Pre-Effective Amendment No. [ ]

                         Post-Effective Amendment No. 1

                         ING VP BALANCED PORTFOLIO, INC.
               (Exact Name of Registrant as Specified in Charter)

         7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034
               (Address of Principal Executive Offices) (Zip Code)

                                 1-800-992-0180
                  (Registrant's Area Code and Telephone Number)

                              Huey P. Falgout, Jr.
                              ING Investments, LLC
                         7337 East Doubletree Ranch Road
                         Scottsdale, Arizona 85258-2034
                     (Name and Address of Agent for Service)

                                 With copies to:

                             Jeffrey S. Puretz, Esq.
                                   Dechert LLP
                               1775 I Street, N.W.
                            Washington, DC 20006-2401

                                 ---------------

                  Approximate Date of Proposed Public Offering:
   As soon as practicable after this Registration Statement becomes effective.

--------------------------------------------------------------------------------

       It is proposed that this filing will become effective immediately pursuant to Rule 485(b) under the Securities Act of 1933, as amended

--------------------------------------------------------------------------------

          Title of Securities Being Registered: Shares of Common Stock

     No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

                          ING VP CONVERTIBLE PORTFOLIO
                         7337 East Doubletree Ranch Road
                         Scottsdale, Arizona 85258-2034
                                 1-800-992-0180

                               February 14, 2006

Dear Variable Annuity Contract or Variable Life Insurance Policy Holder:

         The Board of Trustees has called a Special Meeting of shareholders of ING VP Convertible Portfolio ("VP Convertible Portfolio"), which is scheduled for 10:00 a.m., Local time, on March 16, 2006, at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034.

         The Board of Trustees of VP Convertible Portfolio has reviewed and recommends the proposed reorganization (the "Reorganization") of VP Convertible Portfolio with and into ING VP Balanced Portfolio ("VP Balanced Portfolio") (each a "Portfolio", and collectively, the "Portfolios"). Both Portfolios are members of the mutual fund group called the "ING Funds."

         Shares of VP Convertible Portfolio have been purchased at your direction by your insurance company ("Insurance Company") through its separate account to fund benefits payable under your variable annuity contract or variable life insurance policy (each, a "Variable Contract"). Your Insurance Company, as the legal owner of that separate account, has been asked to approve the Reorganization. You, as an owner of a Variable Contract for which the Portfolios serve as investment options, are being asked by your Insurance Company for instructions as to how to vote the shares of VP Convertible Portfolio to which you have allocated cash values under your Variable Contract. As such, this letter, the accompanying Notice, combined Proxy Statement and Prospectus ("Proxy Statement/Prospectus") and voting instructions card are, therefore, being furnished to Variable Contract owners entitled to provide voting instructions with regard to the proposals to be considered at the Special Meeting.

         If the Reorganization is approved and consummated with respect to each Portfolio, the separate account in which you have an interest will own shares of VP Balanced Portfolio instead of shares of VP Convertible Portfolio. The Reorganization would provide the separate account in which you have an interest with an opportunity to participate in a larger portfolio with similar investment objectives. After careful consideration, the Board of Trustees of VP Convertible Portfolio unanimously approved this proposal and recommends shareholders vote "FOR" the proposal.

         A Proxy Statement/Prospectus that describes the Reorganization is enclosed. We hope that you can attend the Special Meeting in person; however, we urge you in any event to provide voting instructions by completing and returning the enclosed voting instructions card in the envelope provided at your earliest convenience. YOUR VOTE IS IMPORTANT REGARDLESS OF THE NUMBER OF SHARES ATTRIBUTABLE TO YOUR VARIABLE CONTRACT. TO AVOID THE ADDED COST OF FOLLOW-UP SOLICITATIONS AND POSSIBLE ADJOURNMENTS, PLEASE TAKE A FEW MINUTES TO READ THE PROXY STATEMENT/PROSPECTUS AND PROVIDE VOTING INSTRUCTIONS. IT IS IMPORTANT THAT YOUR VOTING INSTRUCTIONS BE RECEIVED NO LATER THAN MARCH 15, 2006. VP Convertible Portfolio is using Computershare Fund Services, a proxy solicitation firm, to assist shareholders in the voting process. As the date of the Special Meeting approaches, if we have not already heard from you, you may receive a telephone call from Computershare Fund Services, reminding you to exercise your right to provide voting instructions. We appreciate your participation and prompt response in this matter and thank you for your continued support.

                                    Sincerely,

                                    /s/ JAMES M. HENNESSY

                                    James M. Hennessy,
                                    President and Chief Executive Officer

                      (This page intentionally left blank)

                          ING VP CONVERTIBLE PORTFOLIO
                         7337 East Doubletree Ranch Road
                         Scottsdale, Arizona 85258-2034
                                 1-800-992-0180


                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                         OF ING VP CONVERTIBLE PORTFOLIO
                          SCHEDULED FOR MARCH 16, 2006

To the Shareholders:

         NOTICE IS HEREBY GIVEN that a Special Meeting of shareholders of ING VP Convertible Portfolio ("VP Convertible Portfolio") is scheduled for March 16, 2006 at 10:00 a.m., Local time, at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 for the following purposes:

          (1) To approve an Agreement and Plan of Reorganization by and among VP Convertible Portfolio and ING VP Balanced Portfolio ("VP Balanced Portfolio"), providing for the reorganization of VP Convertible Portfolio with and into VP Balanced Portfolio; and

          (2) To transact such other business, not currently contemplated, that may properly come before the Special Meeting, or any adjournment(s) or postponement(s) thereof, in the discretion of the proxies or their substitutes.

         Shareholders of record as of the close of business on January 5, 2006, are entitled to notice of, and to vote at, the Special Meeting or any adjournment thereof. Your attention is called to the accompanying Proxy Statement/Prospectus. Regardless of whether you plan to attend the Special Meeting, PLEASE COMPLETE, SIGN AND RETURN PROMPTLY THE ENCLOSED PROXY CARD so that a quorum will be present and a maximum number of shares may be voted. Proxies may be revoked at any time before they are exercised by executing and submitting a revised proxy, by giving written notice of revocation to VP Convertible Portfolio or by voting in person at the Special Meeting.

                                             By Order of the Board of Trustees

                                             /s/ HUEY P. FALGOUT, JR.

                                             Huey P. Falgout, Jr.
                                             Secretary




February 14, 2006

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


                            ING VP BALANCED PORTFOLIO
                           PROXY STATEMENT/PROSPECTUS

                               FEBRUARY 14, 2006

                                TABLE OF CONTENTS


INTRODUCTION............................................................................................................1

SUMMARY.................................................................................................................3
   The Proposed Reorganization..........................................................................................3
   Comparison of Investment Objectives and Strategies...................................................................5
   Comparison of Portfolio Characteristics..............................................................................7
   Comparison of Portfolio Performance..................................................................................9
   Comparison of Investment Techniques and Principal Risks of Investing in the Portfolios..............................12

COMPARISON OF FEES AND EXPENSES........................................................................................13
   Management Fees.....................................................................................................13
   Sub-Adviser Fees....................................................................................................14
   Administration Fees.................................................................................................14
   Distribution and Service Fees.......................................................................................14
   Expense Limitation Arrangements.....................................................................................14
   Expense Tables......................................................................................................14
   Portfolio Expenses..................................................................................................15
   General Information.................................................................................................16
   Key Differences in Rights of VP Convertible Portfolio's Shareholders and VP Balanced Portfolio's
   Shareholders........................................................................................................16

INFORMATION ABOUT THE REORGANIZATION...................................................................................17
   The Reorganization Agreement........................................................................................17
   Reasons for the Reorganization......................................................................................17
   Board Considerations................................................................................................18
   Tax Considerations..................................................................................................18
   Expenses of the Reorganization......................................................................................18

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS............................................................................19
   Form of Organization................................................................................................19
   Adviser.............................................................................................................19
   Distributor.........................................................................................................19
   Dividends, Other Distributions and Taxes............................................................................19
   Capitalization......................................................................................................20

GENERAL INFORMATION ABOUT THE PROXY STATEMENT..........................................................................21
   Solicitation of Proxies.............................................................................................21
   Voting Rights.......................................................................................................21
   Other Matters to Come Before the Special Meeting....................................................................22
   Shareholder Proposals...............................................................................................22
   Reports to Shareholders.............................................................................................22

APPENDICES
   Portfolio Manager's Report for ING VP Balanced Portfolio ..........................................................A-1
   Form of Agreement and Plan of Reorganization.......................................................................B-1
   Additional Information Regarding ING VP Balanced Portfolio ........................................................C-1
   Security Ownership of Certain Beneficial and Record Owners.........................................................D-1

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


                           PROXY STATEMENT/PROSPECTUS

                            ING VP BALANCED PORTFOLIO
                         7337 East Doubletree Ranch Road
                         Scottsdale, Arizona 85258-2034
                                 1-800-992-0180

                               FEBRUARY 14, 2006

                                  INTRODUCTION

         This combined proxy statement and prospectus ("Proxy Statement/Prospectus") relates to a Special Meeting of shareholders of ING VP Convertible Portfolio ("VP Convertible Portfolio") to be held on March 16, 2006. As more fully described in this Proxy Statement/Prospectus, the purpose of the Special Meeting is to vote on a proposed reorganization ("Reorganization") of VP Convertible Portfolio with and into ING VP Balanced Portfolio ("VP Balanced Portfolio") (each a "Portfolio" and collectively, the "Portfolios").

         Shares of VP Convertible Portfolio are not offered directly to the public but are sold to separate accounts ("Separate Accounts") of certain participating life insurance companies ("Participating Insurance Companies") and are used to fund variable annuity and/or variable life contracts (each a "Variable Contract" and collectively, "Variable Contracts"). Variable Contract owners who select a Portfolio for investment through a Variable Contract have a beneficial interest in the Portfolio, but do not invest directly in or hold shares of the Portfolio. The Participating Insurance Company that uses a Portfolio as a funding vehicle, is, in most cases, the true shareholder of the Portfolio and, as the legal owner of the Portfolio's shares, has sole voting and investment power with respect to the shares, but generally will pass through any voting rights to Variable Contract owners. As such and for ease of reference throughout the Proxy Statement/Prospectus, Variable Contract holders will be referred to as "shareholders" of the Portfolios.

         Under an Agreement and Plan of Reorganization (the "Reorganization Agreement"), VP Convertible Portfolio would transfer its assets to VP Balanced Portfolio in exchange for shares of common stock of VP Balanced Portfolio and the assumption by VP Balanced Portfolio of VP Convertible Portfolio's known liabilities as of the Closing Date (as defined below). VP Balanced Portfolio shares would then be distributed to shareholders of VP Convertible Portfolio so that each shareholder would receive a number of full and fractional shares of VP Balanced Portfolio equal to the aggregate value of the number of shares of VP Convertible Portfolio held by such shareholder. As a result of the Reorganization, VP Convertible Portfolio will distribute shares of VP Balanced Portfolio in liquidation of VP Convertible Portfolio on March 25, 2006, or such other date as the parties may agree ("Closing Date").

         Because you, as a shareholder of VP Convertible Portfolio, are being asked to approve the Reorganization Agreement that will result in a transaction in which you will ultimately hold shares of VP Balanced Portfolio, this Proxy Statement also serves as a Prospectus for VP Balanced Portfolio. VP Balanced Portfolio is a diversified, open-end management investment company, which seeks to maximize investment return consistent with reasonable safety of principal by investing in a diversified portfolio of stocks, bonds and cash equivalents, as described more fully below.

         This Proxy Statement/Prospectus, which should be read and retained for future reference, sets forth concisely the information that a shareholder should know in considering the Reorganization. A Statement of Additional Information ("SAI") relating to this Proxy Statement, dated February 14, 2006, containing additional information about the Reorganization and the parties thereto, has been filed with the U.S. Securities and Exchange Commission (the "SEC") and is incorporated herein by reference. For a more detailed discussion of the investment objectives, strategies and restrictions of the Portfolios, see the Class S Prospectus of VP Convertible Portfolio, dated April 29, 2005, which is incorporated by reference; and the Class S Prospectus for VP Balanced Portfolio, dated April 29, 2005. The SAI for each Portfolio, dated April 29, 2005, is incorporated herein by reference. Each Portfolio also provides periodic reports to its shareholders, which highlight certain important information about the Portfolios, including investment results and financial information. The Semi-Annual Report for each Portfolio, dated June 30, 2005, is incorporated herein by reference. For a copy of the current prospectus, SAI, annual report and semi-annual report for either of the Portfolios without charge, or for a copy of the SAI relating to the Proxy Statement/Prospectus, contact the Portfolios at ING Funds, 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or by calling 1-800-992-0180.

        Both Portfolios are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, and files reports, proxy materials and other information with the SEC. You can copy and review information about each Portfolio, including the SAI, reports, proxy materials and other information, at the SEC's Public Reference Room in Washington, D.C. You may obtain information on the Public Reference Room by calling the SEC at 1-202-942-8090. Such materials are also available in the EDGAR Database on the SEC's internet site at http://www.sec.gov. You may obtain copies of this information, after paying a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Office of Consumer Affairs and Information, Securities and Exchange Commission, Washington, D.C. 20549.

         THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                     SUMMARY

         You should read this entire Proxy Statement/Prospectus carefully. You should also review the Reorganization Agreement, which is attached hereto as APPENDIX B. Also, you should consult the Class S Prospectus, dated April 29, 2005, for more information about VP Balanced Portfolio.

THE PROPOSED REORGANIZATION

         At a meeting held on November 10, 2005, the Board of Trustees of VP Convertible Portfolio approved the Reorganization Agreement. Subject to shareholder approval, the Reorganization Agreement provides for:

     o the transfer of all of the assets of VP Convertible Portfolio to VP Balanced Portfolio in exchange for shares of common stock of VP Balanced Portfolio;

     o the assumption by VP Balanced Portfolio of the liabilities of VP Convertible Portfolio known as of the Closing Date (as described below);

     o the distribution of VP Balanced Portfolio shares to the shareholders of VP Convertible Portfolio; and

     o   the complete liquidation of VP Convertible Portfolio.

         VP Balanced Portfolio shares would then be distributed to shareholders of VP Convertible Portfolio so that each shareholder would receive a number of full and fractional shares of VP Balanced Portfolio equal to the aggregate value of shares of VP Convertible Portfolio held by such shareholder.

         As a result of the Reorganization, each owner of Class S shares of VP Convertible Portfolio would become a shareholder of Class S shares of VP Balanced Portfolio. The Reorganization is expected to be effective on March 25, 2006, or such other date as the parties may agree (the "Closing Date").

         Each Class S shareholder will hold, immediately after the Closing Date, Class S shares of VP Balanced Portfolio having an aggregate value equal to the aggregate value of Class S shares of VP Convertible Portfolio held by that shareholder as of the Closing Date.

         In considering whether to approve the Reorganization, you should note that:

     o The Portfolios have similar investment objectives; however, shareholders of the VP Convertible Portfolio would transition to a portfolio (i.e., the VP Balanced Portfolio) that invests in securities with exposure to both fixed-income and equities, but in a different form and in different proportions than the VP Convertible Portfolio, which invests primarily in convertible securities;

     o VP Balanced Portfolio is the larger portfolio (approximately $1,276 million versus $9 million as of September 30, 2005) and the 1-year and 3-year performance as well as the Morningstar rating of VP Balanced Portfolio are superior to that of VP Convertible Portfolio;

     o VP Convertible Portfolio is a very small fund -- perhaps too small to be viable; consolidation of these Portfolios will result in a larger surviving Portfolio whose style should attract greater interest from investors;

     o Both Portfolios have the same investment adviser, ING Investments, LLC, and the same sub-adviser, ING Investment Management Co.;

     o The proposed Reorganization will result in a lower management fee for shareholders of VP Convertible Portfolio (0.75% versus 0.50%); and

     o The proposed Reorganization is expected to result in lower gross expenses as well as lower net operating expenses per share for shares of VP Convertible Portfolio.

         The (unaudited) gross and net operating expenses before and after the Reorganization, expressed as an annual percentage of the average daily net asset value per share for Class S shares of each Portfolio as of June 30, 2005 are as follows:

GROSS EXPENSES BEFORE THE REORGANIZATION

                                                                             CLASS S
                                                                            --------

     VP Convertible Portfolio                                                   1.32%

     VP Balanced Portfolio                                                      0.85%

NET EXPENSES BEFORE THE REORGANIZATION (AFTER FEE WAIVER)

                                                                             CLASS S
                                                                            --------

     VP Convertible Portfolio(1)                                                1.10%

     VP Balanced Portfolio                                                      0.85%

AFTER THE REORGANIZATION: PRO FORMA

                                                                             CLASS S
                                                                            --------

     Gross estimated expenses of VP Balanced Portfolio                          0.85%

     Net estimated expenses of VP Balanced Portfolio                            0.85%

----------

(1) Ratios reflect expense limitation agreements effective November 1, 2002.

         Approval of the Reorganization Agreement requires the vote, if a quorum is present, of the lesser of (i) 67% or more of the shares, provided that 50% of the shares are present in person or represented by proxy at the Special Meeting, or (ii) a majority of the shares. The holders of a majority of outstanding shares present in person or by proxy shall constitute a quorum at any meeting of the shareholders.

         AFTER CAREFUL CONSIDERATION, THE BOARD OF TRUSTEES OF VP CONVERTIBLE PORTFOLIO UNANIMOUSLY APPROVED THE PROPOSED REORGANIZATION. THE BOARD RECOMMENDS THAT YOU VOTE "FOR" THE PROPOSED REORGANIZATION.

COMPARISON OF INVESTMENT OBJECTIVES AND STRATEGIES

         The following summarizes the investment objective, strategies and management differences, if any, between VP Convertible Portfolio and VP Balanced
Portfolio:

                                             VP CONVERTIBLE PORTFOLIO                             VP BALANCED PORTFOLIO
INVESTMENT OBJECTIVE            The Portfolio seeks maximum total return,           The Portfolio seeks to maximize investment
                                consisting of capital appreciation and current      return consisting of capital appreciation and
                                income.                                             current income consistent with reasonable safety
                                                                                    of principal, by investing in a diversified
                                                                                    portfolio of one or more of the following asset
                                                                                    classes:  stocks, bonds and cash equivalents,
                                                                                    based on the judgment of the Portfolio's
                                                                                    management, of which of those sectors or mix
                                                                                    thereof offers the best investment prospects.

                                o        Under normal conditions, the Portfolio     o        Under normal market conditions, the
INVESTMENT STRATEGIES                    invests at least 80% of its assets in               Portfolio allocates its assets between
                                         convertible securities.                             the following asset classes: (i)
                                                                                             equities, such as common and preferred
                                o        Convertible securities are generally                stocks; (ii) debt, such as bonds,
                                         preferred stock or other securities,                mortgage-related and other asset-backed
                                         including debt securities, that are                 securities; (iii) U.S. government
                                         convertible into common stock.  The                 securities; and (iv) money market
                                         Portfolio emphasizes companies with                 instruments.
                                         market capitalizations above $500
                                         million.  The convertible debt             o        The Portfolio normally invests up to
                                         securities in which the Portfolio                   75% of its total assets in equity
                                         invests may be rated below investment               securities and at least 25% of its
                                         grade (high risk instruments), or, if               total assets in debt (including money
                                         not rated, may be of comparable quality             market instruments).
                                         at the time of purchase.  There is no
                                         minimum credit rating for securities in    o        In making asset allocation decisions,
                                         which the Portfolio may invest.  Through            the Sub-Adviser uses current market
                                         investments in convertible securities,              statistics and economic indicators to
                                         the Portfolio seeks to capture the                  attempt to forecast returns for the
                                         upside potential of the underlying                  equity and debt sectors of the
                                         equities with less downside exposure.               securities market.  Within each asset
                                                                                             class, the Sub-Adviser uses
                                o        The Portfolio may also invest up to 20%             quantitative computer models to
                                         of its total assets in common and                   evaluate financial criteria in an
                                         nonconvertible preferred stocks, and in             attempt to identify those issuers whose
                                         nonconvertible debt securities, which               perceived value is not reflected in
                                         may include high yield debt securities              their equity or debt securities.  The
                                         (commonly known as junk bonds) rated                Sub-Adviser generally does not attempt
                                         below investment grade, or of comparable            to respond to short-term swings in the
                                         quality if unrated at the time of                   market by quickly changing the
                                         purchase.                                           characteristics of the Portfolio.

                                o        The Portfolio may also invest in           o        In managing the equity component of the
                                         securities issued by the U.S. government            Portfolio, the Sub-Adviser attempts to
                                         and its agencies and instrumentalities.             achieve the Portfolio's investment
                                         Most, but not all, of the bonds in which            objective by overweighting those stocks
                                         the Portfolio invests have a remaining              in the Standard & Poor's 500 Composite
                                         maturity of 10 years or less, in the                Stock Price Index ("S&P 500 Index")
                                         case of convertible debt securities,                that it believes will outperform the
                                         have a remaining maturity or may be put             index, and underweighting (or avoiding
                                         back to the issuer in 10 years or less.             altogether) those stocks that it
                                         In evaluating convertible securities,               believes will underperform the index.
                                         the Portfolio's Sub-Adviser evaluates
                                         each security's investment                 o        In managing the debt component, the
                                         characteristics as a fixed                          Sub-Adviser focuses on buying bonds at
                                                                                             a discount to their intrinsic value.
                                                                                             The

                                             VP CONVERTIBLE PORTFOLIO                             VP BALANCED PORTFOLIO
                                         income instrument as well as its               Sub-Adviser utilizes proprietary
                                         potential for capital appreciation.            quantitative techniques to identify bonds or
                                                                                        sectors that are cheap relative to other
                                o        The Sub-Adviser uses a disciplined             bonds or sectors based on their historical
                                         combination of bottom-up fundamental           price relationships.  Teams of asset
                                         analysis along with relative valuation         specialists use this relative value analysis
                                         quantitative screening to build a              to guide the security selection process.
                                         broadly diversified portfolio, which           Although the Portfolio may invest a portion
                                         includes a range of securities with high       of its assets in high-yield (high risk) debt
                                         equity sensitivity to more income              securities rated below BBB- by Standard &
                                         producing securities, in an effort to          Poor's ("S&P") or Baa3 by Moody's Investors
                                         provide lower volatility and attractive        Services, Inc. ("Moody's"), the Portfolio
                                         high adjusted returns.  The focus of the       will seek to maintain a minimum average
                                         company analysis is on improving bottom        portfolio quality rating of at least
                                         lines, balance sheet strength, cash flow       investment grade.  The dollar-weighted
                                         characteristics, capital structure, and        average maturity of the Portfolio will
                                         quality of management, as well as its          generally range between three and ten
                                         industry prospects and its competitive         years.  The Portfolio may also invest in
                                         position within the industry.  The             convertible securities, foreign debt
                                         Sub-Adviser usually considers whether to       securities and derivatives.
                                         sell a particular security when any of
                                         these factors materially change.
                                                                                    o   The Portfolio may lend portfolio securities
                                                                                        on a short-term or long-term basis, up to
                                o        The Portfolio also may lend portfolio          33 1/3% of its total assets.
                                         securities on a short-term or long-term
                                         basis, up to 30% of its total assets.
                                                                                    o   The Sub-Adviser may sell securities for a
                                                                                        variety of reasons, such as to secure gains,
                                o        The Sub-Adviser may sell securities for        limit losses, or redeploy assets into
                                         a variety of reasons, such as to secure        opportunities believed to be more promising.
                                         gains, limit losses, or redeploy assets
                                         into opportunities believed to be more     o   The Portfolio may engage in frequent and
                                         promising.                                     active trading of portfolio securities to
                                                                                        achieve its investment objective.
                                o        The Portfolio may engage in frequent and
                                         active trading of portfolio securities
                                         to achieve its investment objective.

INVESTMENT ADVISER                             ING Investments, LLC                               ING Investments, LLC

SUB-ADVISER                               ING Investment Management Co.                       ING Investment Management Co.

PORTFOLIO MANAGER               A team of investment professionals led by               Hugh T.M. Whelan and James Kauffmann manage
                                Anuradha Sahai.                                         the equity and bond portions, respectively.
                                                                                        Mary Ann Fernandez and Shiv Mehta are
                                                                                        jointly responsible for establishing the
                                                                                        overall asset allocation strategy for the
                                                                                        Portfolio.

         As you can see from the chart above, the investment objectives of the Portfolios are compatible. However, in the Reorganization, shareholders of the VP Convertible Portfolio would transition to a portfolio (i.e., the VP Balanced Portfolio) that invests in securities with exposure to both fixed-income and equities, but in a different form and different proportions than the VP Convertible Portfolio, which invests primarily in "convertible securities."

        As of June 30, 2005, the VP Balanced Portfolio invested 59% of its net assets in equity securities and 42% of its net assets in fixed-income securities, while the VP Convertible Portfolio invested 5.6% of its net assets in equity securities and 20% in fixed-income securities. However, the VP Convertible Portfolio invested 86.5% of its net assets in convertible securities. Please refer to the "Comparison of Portfolio Characteristics" table on page 7 for more specific information regarding the portfolio characteristics of the Portfolios.

COMPARISON OF PORTFOLIO CHARACTERISTICS

         The following table compares certain characteristics of the Portfolios as of June 30, 2005:

                                                   VP CONVERTIBLE PORTFOLIO                    VP BALANCED PORTFOLIO
COMPOSITION OF ENTIRE PORTFOLIO
Net Assets                                                $8,870,316                               $1,299,730,458
Number of Holdings                                            92                                        775
Portfolio Turnover Rate(1)                                    47%                                       142%
Top 5 Industries (as % of net assets)      Pharmaceuticals                     9.0%  Fannie Mae                            9.2%
                                           Insurance                           7.5%  U.S. Treasury                         6.8%
                                           Diversified Financial Services      5.9%  Whole Loan Collateral CMO             6.4%
                                           Media                               4.7%  Oil & Gas                             6.1%
                                           Oil & Gas                           4.4%  Retail                                5.4%
Top 10 Holdings (as a % of net assets)     Chesapeake Energy Corp.             2.6%  Fannie Mae, 5.000%, 07/15/34          2.7%
                                                                                     U.S. Treasury Note, 3.500%,
                                           Owens-Illinois, Inc.                2.4%  05/31/07                              2.3%
                                           Millennium Pharmaceuticals, Inc.    2.4%  Exxon Mobil Corp.                     1.8%
                                                                                     U.S. Treasury Note, 4.125%,
                                           E*Trade Financial Corp.             2.3%  05/15/15                              1.7%
                                           Reinsurance Group of America        2.2%  General Electric Co.                  1.5%
                                           Nabi Biopharmaceuticals             2.1%  Pfizer, Inc.                          1.3%
                                           Flir Systems, Inc.                  2.1%  Verizon Communications, Inc.          1.2%
                                           Tyco Intl.                          2.0%  Bank of America Corp.                 1.2%
                                           Hartford Financial Services
                                           Group, Inc.                         1.8%  Intel Corp.                           1.1%
                                           SPDR Trust Series 1                 1.6%  Fannie Mae, 5.500%, 07/15/34          1.1%
Equity Securities (as a % of net assets)                      5.5%                                     59.0%
Convertible Securities (as a % of net                        86.5%                                      0.0%
assets)
Fixed-Income Securities (as a % of net                        2.0%                                     42.0%
assets)
EQUITY COMPONENT OF PORTFOLIO
Average market capitalization of                       $70,792,144,827                            $76,702,761,218
companies in the Portfolio
Market capitalization range of companies
in Portfolio:

    Holdings in companies with market
    capitalizations over $10 billion (as
    a % of net assets)                                        3.8%                                     45.5%

    Holdings in companies with market
    capitalizations between $5 billion
    and $10 billion (as a % of net                            0.3%                                      4.2%
    assets)

    Holdings in companies with market
    capitalizations under $5 billion (as                     1.4%                                       9.3%
    a % of net assets)

                                                   VP CONVERTIBLE PORTFOLIO                    VP BALANCED PORTFOLIO
    U.S. Equity Securities (as a % of                         3.3%                                     58.5%
    net assets)

    Other Investment Companies (as a %                        1.6%                                      0.0%
    of net assets)

    Foreign Equity Securities (as a % of                      0.0%                                      0.5%
    net assets)
FIXED-INCOME COMPONENT OF PORTFOLIO
Average Dollar Weighted Duration                              4.95 Years                                3.74 Years
Average Dollar Weighted Rating                                BB                                         A
As a Percentage of Net Assets:
    Investment Grade Securities                              23.4%                                     40.1%
    High Yield Securities (rated below                       34.4%                                      1.8%
    investment grade)
    Zero Coupon Securities                                    4.9%                                      0.4%
    Foreign Debt Securities                                  11.0%                                      3.9%
    Mortgage-Related Securities                               0.0%                                     19.5%
    U.S. Government Securities                                0.0%                                      6.8%
    Convertible Securities                                   86.5%                                      0.0%
    Other Bonds                                               0.0%                                      0.0%


---------------

(1)      For the one-year period ended June 30, 2005.

COMPARISON OF PORTFOLIO PERFORMANCE

         Set forth below is the performance information for each Portfolio. The following performance provides some indication of the risks of investing in each Portfolio. The bar charts show the performance of the Portfolios' shares for each of the past 10 calendar years. The performance information does not include insurance-related charges which are, or may be imposed, under a Variable Contract. Any charges will reduce your return. Thus, you should not compare the Portfolio's performance directly with the performance information of other products without taking into account all insurance-related charges and expenses payable under your Variable Contract. The table set forth below shows the average annual total return for each Portfolio over time compared with a broad-based securities market index. PAST PERFORMANCE IS NOT NECESSARILY AN INDICATION OF HOW THE PORTFOLIOS WILL PERFORM IN THE FUTURE.

                            VP CONVERTIBLE PORTFOLIO
                     CALENDAR YEAR-BY-YEAR RETURNS(1)(2)(3)


                                   [BAR CHART]

1995
1996
1997
1998
1999
2000
2001
2002                                                                      (6.89)
2003                                                                      26.99
2004                                                                       7.74


----------

(1) These figures are for the year ended December 31 of each year. They do not reflect expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy, and would be lower if they did.

(2) During the period shown in the chart, the Portfolio's best quarterly performance was 11.28% for the 4th quarter of 2003, and the Portfolio's worst quarterly performance was (5.78)% for the 3rd quarter of 2002. VP Convertible Portfolio's year-to-date total return as of September 30, 2005 was 0.26%.

(3)      Class S shares commenced operations on August 20, 2001.

COMPARISON OF PORTFOLIO PERFORMANCE


                              VP BALANCED PORTFOLIO
                  CALENDAR YEAR-BY-YEAR RETURNS(1)(2)(3)(4)(5)


                                   [BAR CHART]

1995                                                                      26.91
1996                                                                      14.88
1997                                                                      22.16
1998                                                                      16.65
1999                                                                      13.30
2000                                                                      (0.81)
2001                                                                      (4.44)
2002                                                                     (10.53)
2003                                                                      18.57
2004                                                                       9.06


----------

(1) These figures are for the year ended December 31 of each year. They do not reflect expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy, and would be lower if they did.

(2) During the period shown in the chart, the Portfolio's best quarterly performance was 12.99% for the 4th quarter of 1998, and the Portfolio's worst quarterly performance was (9.70)% for the 3rd quarter of 2002. VP Balanced Portfolio's year-to-date total return as of September 30, 2005 was 3.60%.

(3) The figure shown for 2004 provides performance for Class S shares of the Portfolio. Because Class S shares commenced operations on May 29, 2003, the figures shown for the years prior to 2004 provide performance for Class I shares of the Portfolio, revised to reflect the higher expenses of Class S shares. Class I shares would have substantially similar annual returns as the Class S shares because the Classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

(4) Effective March 1, 2002, ING Investments, LLC began serving as investment adviser and ING Investment Management Co., the former investment adviser, began serving as sub-adviser.

                           AVERAGE ANNUAL TOTAL RETURN
                    (FOR THE PERIODS ENDED DECEMBER 31, 2004)

                                                                                               5 YEARS
                                                                                             (OR LIFE OF
                                                                             1 YEAR              CLASS)             10 YEARS
                                                                           ------------      ------------         ------------
VP CONVERTIBLE PORTFOLIO
  Class S Return                                                                   7.74%             9.23%(1)              N/A
  Merrill Lynch Convertible Index (reflects no deductions for fees and             8.49%             8.31%(3)              N/A
  expenses)(2)
VP BALANCED PORTFOLIO
  Class S Return                                                                   9.06%            12.42%(1)              N/A
  S&P 500 Index (reflects no deductions for fees and expenses)(4)                 10.88%            17.61%(7)              N/A
  LBAB Index (reflects no deductions for fees and expenses)(5)                     4.34%             2.70%(7)              N/A
  Composite Index (reflects no deductions for fees and expenses)(6)                8.30%            11.54%(7)              N/A

------------

(1) Class S shares of VP Convertible Portfolio commenced operations on August 20, 2001. Class S shares of VP Balanced Portfolio commenced operations on May 29, 2003.

(2) The Merrill Lynch Convertible Index is a market capitalization-weighted index including non-mandatory domestic corporate convertible securities with at least an original par of $50 million or a $50 million market value; securities dropping below a market value of $40 million are excluded. Securities must be convertible into U.S. denominated common stocks, American Depositary Receipts, or cash equivalent to be included. The Merrill Lynch Convertible Index includes approximately 550 convertible securities and is updated and available daily, lending itself to daily performance attribution.

(3) The Merrill Lynch Convertible Index return for Class S shares is for the period beginning September 1, 2001.

(4) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(5) The LBAB index is an unmanaged index and is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index.

(6)      The Composite Index consists of 60% S&P500 Index and 40% LBAB Index.

(7) The Index return for Class S shares is for the period beginning June 1, 2003.

         For a discussion by the sub-adviser regarding the performance of VP Balanced Portfolio for the fiscal year ended December 31, 2004, see APPENDIX A to this Proxy Statement/Prospectus. Additional information regarding VP Balanced Portfolio is included in APPENDIX C to this Proxy Statement/Prospectus.

COMPARISON OF INVESTMENT TECHNIQUES AND PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIOS

         Because the Portfolios have investment objectives that are compatible, many of the risks of investing in VP Balanced Portfolio are the same as the risks of investing in VP Convertible Portfolio. You may lose money on your investment in either Portfolio. The value of each Portfolio's shares may go up or down, sometimes rapidly and unpredictably. Market conditions, financial conditions of issuers represented in the portfolio, investment strategies, portfolio management, and other factors affect the volatility of each Portfolio's shares. The following summarizes and compares the principal investment techniques and risks of investing in the Portfolios.

Price Volatility. Both Portfolios are subject to price volatility risk. The value of each Portfolio changes as the prices of its investments go up or down. Equity and debt securities face market, issuer and other risks, and their values may fluctuate, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. VP Balanced Portfolio invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. VP Convertible Portfolio may invest in securities of small- and mid-sized companies, which maybe more susceptible to greater price volatility than larger companies because they typically have fewer financial resources, more limited product and market diversification and may be dependent on a few key managers. These securities tend to be more volatile and less liquid than stocks of larger companies.

Convertible and Debt Securities. Both Portfolios may invest in convertible and debt securities. The value of convertible and debt securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible and debt securities with shorter maturities. Each Portfolio could lose money if the issuer of a convertible and debt security is unable to meet its financial obligations or goes bankrupt.

Interest Rate Risk. Both Portfolios are subject to interest rate risk. Fixed income securities are subject to the risk that interest rates will rise, which generally causes bond prices to fall. Economic and market conditions may cause issuers to default or go bankrupt. VP Balanced Portfolio may be subject to interest rate risk because it may invest in high-yield instruments, which are even more sensitive to economic and market conditions than other fixed-income instruments. The value of the convertible securities held by each Portfolio may fall when interest rates rise. VP Convertible Portfolio invests primarily in convertible securities, which due to their hybrid nature, are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive to interest rate changes than a fixed rate corporate bond.

Credit Risk. Both Portfolios are subject to credit risk. Each Portfolio could lose money if the issuer of a security is unable to meet its financial obligations or goes bankrupt. This is especially true during periods of economic uncertainty or economic downturns. VP Convertible Portfolio may be subject to more credit risk than the VP Balanced Portfolio, because the convertible securities and debt securities in which it invests may be lower-rated securities.

Securities Lending. Both Portfolios are subject to the risk that when lending portfolio securities, the securities may not be available to each Portfolio on a timely basis and each Portfolio may lose the opportunity to sell the securities at a desirable price. Engaging in securities lending could have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in each Portfolio.

Inability to Sell Securities. VP Convertible Portfolio is subject to the risk of the inability to sell securities. Convertible securities, smaller company securities and high yield debt securities may be less liquid than other investments. VP Convertible Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the VP Convertible Portfolio.

Allocation Risk. The success of VP Balanced Portfolio's strategy depends on the Sub-Adviser's skill in allocating Portfolio assets between equities and debt and in choosing investments within those categories. Because the Portfolio's assets are allocated between equities and fixed-income securities, the Portfolio may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor.

Foreign Investing. VP Balanced Portfolio is subject to the risk of investing in foreign securities. Foreign investments may be riskier than U.S. investments for many reasons, including: changes in currency exchange rates; unstable political, social and economic conditions; a lack of adequate or accurate company information; differences in the way securities markets operate; less secure foreign banks or securities depositories than those in the U.S.; less standardization of accounting standards and market regulations in certain foreign countries; and varying foreign controls on investments. Foreign investments may also be affected by administrative difficulties, such as delays in clearing and settling transactions. Additionally, securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce this risk may not perform as expected. These factors may make foreign investments more volatile and potentially less liquid than U.S. investments.

Mortgage-Related Securities. VP Balanced Portfolio is subject to the risk of investing in mortgage-related securities. The prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, are also sensitive to changes in the prepayment patterns on the underlying instruments. If the principal on the underlying mortgage notes is repaid faster than anticipated, which typically occurs in times of low or declining interest rates, the price of the mortgage-related security may fall.

U.S. Government Securities. VP Balanced Portfolio is subject to the risk of investing in U.S. Government Securities. Some U.S. government securities are backed by the full faith and credit of the U.S. government and are guaranteed as to both principal and interest by the U.S. Treasury. These include direct obligations, such as U.S. Treasury notes, bills and bonds, as well as indirect obligations such as the Government National Mortgage Association. Other U.S. government securities are not direct obligations of the U.S. Treasury, but rather are backed by the ability to borrow directly from the U.S. Treasury. Still others are supported solely by the credit of the agency or instrumentality itself and are neither guaranteed nor insured by the U.S. government. No assurance can be given that the U.S. government would provide financial support to such agencies if needed. U.S. government securities may be subject to varying degrees of credit risk and all U.S. government securities may be subject to price declines due to changing interest rates. Securities directly supported by the full faith and credit of the U.S. government have less credit risk.

Derivatives. VP Balanced Portfolio is subject to the risk of investing in derivatives, which are subject to the risk of changes in the market price of the underlying security, credit risk with respect to the counterparty to the derivative instruments, and the risk of loss due to changes in interest rates. The use of certain derivatives may have a leveraging effect, which may increase the volatility of the Portfolio and may reduce its returns.

High Yield Debt Securities. Both Portfolios are subject to the risk of investing in high yield (high risk) debt securities. High yield debt securities are subject to greater risk than higher-quality securities, including the risks associated with greater price volatility and principal and income risk. Changes in interest rates, the market's perception of the issuers and the creditworthiness of the issuers may significantly affect the value of these bonds. Some of these securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, causing their value to be highly volatile. The secondary market for high-yield debt securities may be less liquid than the markets for higher-quality securities, and this may have an adverse effect on the market values of certain securities.

Portfolio Turnover. Both Portfolios are subject to a high portfolio turnover rate, which creates greater expenses, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

                         COMPARISON OF FEES AND EXPENSES

         The following discussion describes and compares the fees and expenses of the Portfolios. For further information on the fees and expenses of VP Balanced Portfolio, see "APPENDIX C: ADDITIONAL INFORMATION REGARDING VP BALANCED PORTFOLIO."

MANAGEMENT FEES

         Each Portfolio pays ING Investments, LLC ("ING Investments" or "Adviser"), the investment adviser to both Portfolios, a management fee, payable monthly, based on the average daily net assets of the Portfolio. The following table shows the aggregate annual management fee paid by each Portfolio for Class S shares for the most recent fiscal year as a percentage of that Portfolio's average daily net assets:

                                       MANAGEMENT FEES
PORTFOLIO                          (AS A % OF NET ASSETS)
------------------------------     ----------------------
VP Convertible Portfolio                    0.75%
VP Balanced Portfolio                       0.50%

         If the Reorganization is approved by shareholders, VP Balanced Portfolio will pay a management fee of 0.50% of the Portfolio's average daily net assets. As such, the proposed Reorganization will result in a lower management fee for shareholders of VP Convertible Portfolio (0.75% versus 0.50%).

SUB-ADVISER FEES

         ING Investments pays ING Investment Management Co. ("ING IM"), the sub-adviser to both Portfolios, a sub-advisory fee, payable monthly, based on the average daily net assets of the Portfolio. The following table shows the aggregate annual sub-advisory fee paid by the investment adviser of each Portfolio to the sub-adviser for Class S for the most recent fiscal year as a percentage of that Portfolio's average daily net assets:

                                           SUB-ADVISER FEES
PORTFOLIO                               (AS A % OF NET ASSETS)
-------------------------------         ----------------------
VP Convertible Portfolio                       0.3375%
VP Balanced Portfolio                          0.2250%

         If the Reorganization is approved by shareholders, the Adviser will pay a sub-advisory fee of 0.2250% of the Portfolio's average daily net assets.

ADMINISTRATION FEES

         VP Convertible Portfolio pays an annual administration fee of 0.10% of the Portfolio's average daily net assets. VP Balanced Portfolio pays an annual administrative fee of 0.055% of the Portfolio's average daily net assets. If the Reorganization is approved by shareholders, VP Balanced Portfolio will pay an annual administration fee of 0.055% of the Portfolio's average daily net assets.

DISTRIBUTION AND SERVICE FEES

         Each Portfolio pays the distribution (12b-1) and service fees for Class S shares as described in the table entitled "Annual Portfolio Operating Expenses."

EXPENSE LIMITATION ARRANGEMENTS

         An expense limitation agreement is in place for VP Convertible Portfolio. ING Investments has entered into a written expense limitation agreement with VP Convertible Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments within three years. The expense limit will continue through at least May 1, 2006. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of the expense limitation agreement within ninety (90) days of the end of the then current term or upon termination of the investment management agreement. Pursuant to this expense limitation agreement, the expense limit for VP Convertible Portfolio is 1.10%. There is no expense limitation agreement currently in place for VP Balanced Portfolio.

EXPENSE TABLES

         As shown in the table below, shares of the Portfolios are not subject to sales charges or shareholder transaction fees. The table below does not reflect surrender charges and other charges assessed by your Insurance Company under your Variable Contact.

                       TRANSACTION FEES ON NEW INVESTMENTS
                    (fees paid directly from your investment)

                                                             CLASS S
                                                             -------
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                           None

Maximum deferred sales charge (load)(as a
percentage of the lower of original purchase                  None
price or redemption proceeds)

         Neither VP Convertible Portfolio nor VP Balanced Portfolio has any redemption fees, exchange fees or sales charges on reinvested dividends.

PORTFOLIO EXPENSES

         The current expenses of each of the Portfolios and estimated pro forma expenses giving effect to the proposed Reorganization are shown in the following table. Expenses are based upon the operating expenses incurred by Class S shares of the Portfolios for the period ended December 31, 2004. Pro forma fees show estimated fees of VP Balanced Portfolio after giving effect to the proposed Reorganization as adjusted to reflect contractual changes. Pro forma numbers are estimated in good faith and are hypothetical. Your Variable Contract is a contract between you and the issuing Participating Insurance Company. Each Portfolio is not a party to that Variable Contract. The Portfolios are merely an investment option made available to you by your Participating Insurance Company under your Variable Contract. The fees and expenses of the Portfolios are not fixed or specified under the terms of your Variable Contract. The table below does not reflect expenses and charges that are, or may be, imposed under your Variable Contract. For information on these charges, please refer to the applicable Variable Contract prospectus, prospectus summary or disclosure statement.

                       ANNUAL PORTFOLIO OPERATING EXPENSES
                         AS OF JUNE 30, 2005 (UNAUDITED)
               (expenses that are deducted from Portfolio assets,
          shown as a ratio of expenses to average daily net assets) (1)

                                                     DISTRIBUTION
                                                     (12B-1) AND                      TOTAL
                                                     SHAREHOLDER                    PORTFOLIO           WAIVERS,
                                     MANAGEMENT      SERVICING         OTHER        OPERATING        REIMBURSEMENT,     NET
                                        FEES           FEES(2)        EXPENSES      EXPENSES(3)    AND RECOUPMENT (4) EXPENSES
                                     ----------      ------------    ----------     -----------    ------------------ ---------
CLASS S
VP Convertible Portfolio                 0.75%           0.25%           0.32%           1.32%          (0.22)%           1.10%
VP Balanced Portfolio                    0.50%           0.25%           0.10%           0.85              --             0.85
VP Balanced Portfolio (Surviving
    Portfolio After the
    Reorganization)
    (Estimated Pro Forma)
    (Unaudited)                          0.50%           0.25%           0.10%           0.85%             --             0.85%

----------

(1) The fiscal year end for each Portfolio is December 31. This table shows the portfolio operating expenses for shares of VP Convertible Portfolio and VP Balanced Portfolio as a ratio of expenses to average daily net assets.

(2) As a result of distribution (Rule 12b-1) fees, a long-term investor may pay more than the economic equivalent of the maximum sales charge allowed by the Rules of the National Association of Securities Dealers, Inc.

(3) ING Fund Services, LLC receives an annual administration fee equal to 0.10% of VP Convertible Portfolio's average daily net assets and 0.055% on the first $5 billion of daily net assets of VP Balanced Portfolio and 0.03% thereafter.

(4) ING Investments has entered into a written expense limitation agreement with VP Convertible Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments within three years. The amount of the Portfolio's expenses waived, reimbursed or recouped is shown under the heading "Waivers, Reimbursement and Recoupment." The expense limit will continue through at least May 1, 2006. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of the expense limitation agreement within 90 days of the end of the then current term or upon termination of the investment management agreement. Pursuant to this expense limitation agreement, the expense limit for VP Convertible Portfolio is 1.10%. There is no expense limitation agreement currently in place of VP Balanced Portfolio.

         Examples. The following examples are intended to help you compare the cost of investing in each Portfolio and the combined Portfolio. The examples do not reflect expenses and charges which are, or may be, imposed under your Variable Contract. The examples assume that you invest $10,000 in each Portfolio and in the combined Portfolio after the Reorganization for the time periods indicated. The examples also assume that your investment has a 5% return each year and that each Portfolio's operating expenses remain the same. The 5% return is an assumption and is not intended to portray past or future investment results. Based on the above assumptions, you would pay the following expenses if you redeem your shares at the end of each period shown. Your actual costs may be higher or lower.


                                VP CONVERTIBLE PORTFOLIO*                    VP BALANCED PORTFOLIO
                                ------------------------                     ---------------------
                         1 YEAR   3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
                         ------   -------    -------    --------    ------    -------    -------    --------
         CLASS S          $112      $397      $702       $1,571      $87       $271       $471       $1,049


                                 ESTIMATED PRO FORMA:
                              THE PORTFOLIOS COMBINED**
                              -------------------------
                        1 YEAR    3 YEARS    5 YEARS   10 YEARS
                        ------    -------    -------   --------
         CLASS S         $87        $271       $471     $1,049

----------

* The example reflects the contractual limits for VP Convertible Portfolio for the one-year period and the first year of the three-, five-, and ten-years periods.

**    Estimated.

GENERAL INFORMATION

         Following the Reorganization, certain holdings of VP Convertible Portfolio that are transferred to VP Balanced Portfolio in connection with the Reorganization may be sold. Such sales may result in increased transaction costs for VP Balanced Portfolio, and the realization of taxable gains or losses for VP Balanced Portfolio.

KEY DIFFERENCES IN RIGHTS OF VP CONVERTIBLE PORTFOLIO'S SHAREHOLDERS AND VP BALANCED PORTFOLIO'S SHAREHOLDERS

         VP Convertible Portfolio is organized as a separate series of ING Variable Products Trust, a Massachusetts business trust, and is governed by a Declaration of Trust and Bylaws. VP Balanced Portfolio is organized as a separate series of ING VP Balanced Portfolio, Inc., a Maryland corporation, and is governed by an Articles of Incorporation and Bylaws. Key differences under the VP Convertible Portfolio's Declaration of Trust/Bylaws or Massachusetts law and VP Balanced Portfolio's Articles of Incorporation/Bylaws and Maryland law are presented below.

            VP CONVERTIBLE PORTFOLIO                                                       VP BALANCED PORTFOLIO
Shareholders have the power to amend the Declaration of                    The Board of Directors has the right, from time to time
Trust, but Trustees are also permitted to do so                            to make any amendment of the Charter, including any
without a shareholder vote if they deem it necessary to conform            amendment which alters the rights, as expressly set forth
the Declaration of Trust to Federal and state laws, to                     in the Charter, of any outstanding shares, except that no
change the name of the Trust or make any other changes                     action affecting the validity or accessibility  of such
which do not materially adversely affect the rights of                     shares may be taken without the unanimous approval of
shareholders.                                                              the outstanding shares.

Shareholders also have the power to vote with respect to                   Shareholders have the power to elect and remove
(among other things) the election and removal of Trustees,                 Directors. Both the Directors and the shareholders have
investment advisory contract, termination of the Trust,                    the right to alter, amend or repeal any Bylaws of the
merger, consolidation, or sale of assets, incorporation of                 Corporation and to make new Bylaws.
the Trust or any Series and 12b-1 plans.  Both the
Trustees (unless a shareholder vote is required pursuant
to law, Declaration of Trust, or the Bylaws) and the
shareholders have the right to alter or repeal any Bylaws
of the Trust and to make new Bylaws.

         Because VP Balanced Portfolio is organized as a series of a Maryland corporation and VP Convertible Portfolio is organized as a series of a Massachusetts business trust, some differences between the rights of shareholders of VP Balanced Portfolio and VP Convertible Portfolio do exist under state law. Under the Maryland Code, shareholders of the VP

Balanced Portfolio have no personal liability as such for the Portfolio's acts or obligations. Under Massachusetts law, shareholders of a Massachusetts business trust, under certain circumstances, could be held personally liable for the obligations of the business trust. However, the VP Convertible Portfolio's Declaration of Trust disclaims shareholder liability for acts or obligations of the VP Convertible Portfolio. As such, shareholders of the VP Convertible Portfolio have no personal liability for the Portfolio's acts or obligations.

                      INFORMATION ABOUT THE REORGANIZATION

THE REORGANIZATION AGREEMENT

         The terms and conditions under which the proposed transaction may be consummated are set forth in the Reorganization Agreement. Significant provisions of the Reorganization Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Agreement, a copy of which is attached as APPENDIX B.

         The Reorganization Agreement provides for: (i) the transfer, as of the Closing Date, of all of the assets of VP Convertible Portfolio in exchange for shares of common stock of VP Balanced Portfolio and the assumption by VP Balanced Portfolio of VP Convertible Portfolio's known liabilities, as set forth in that Portfolio's Statement of Assets and Liabilities as of the Closing Date; and (ii) the distribution of shares of VP Balanced Portfolio to shareholders of VP Convertible Portfolio, as provided for in the Reorganization Agreement. VP Convertible Portfolio will then be liquidated.

         Each Class S shareholder of VP Convertible Portfolio will hold, immediately after the Closing Date, Class S shares of VP Balanced Portfolio having an aggregate value equal to the aggregate value of the Class S shares of VP Convertible Portfolio held by that shareholder as of the Closing Date. In the interest of economy and convenience, shares of VP Balanced Portfolio generally will not be represented by physical certificates, unless you request the certificates in writing.

         The obligations of the Portfolios under the Reorganization Agreement are subject to various conditions, including approval of the shareholders of VP Convertible Portfolio. The Reorganization Agreement also requires that each of the Portfolios take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Reorganization Agreement. The Reorganization Agreement may be terminated by mutual agreement of the parties or on certain other grounds. Please refer to APPENDIX B to review the terms and conditions of the Reorganization Agreement.

REASONS FOR THE REORGANIZATION

         The Reorganization is one of several reorganizations that have taken place among various ING Funds. The ING Fund complex has grown in recent years through the addition of many funds. Management of the ING Funds has proposed the consolidation of several of the ING Funds that they believe have similar or compatible investment strategies. The reorganizations are designed to reduce the substantial overlap in funds offered in the ING Funds complex, thereby eliminating inefficiencies and confusion about overlapping funds. ING Investments also believes that the reorganizations may benefit Portfolio shareholders by resulting in surviving portfolios with a greater asset base. This is expected to provide greater investment opportunities for the surviving portfolios and the potential to take larger portfolio positions.

         The proposed Reorganization was presented for consideration to the Board of Directors of VP Balanced Portfolio at a meeting held on December 14, 2005. The Directors of VP Balanced Portfolio, including all of the Directors who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of VP Balanced Portfolio, determined that the interests of the shareholders of VP Balanced Portfolio will not be diluted as a result of the proposed Reorganization, and that the proposed Reorganization is in the best interests of VP Balanced Portfolio and its shareholders. The proposed Reorganization was presented for consideration to the Board of Trustees of VP Convertible Portfolio at a meeting held on November 10, 2005. For the reasons discussed below, the Trustees of VP Convertible Portfolio, including all of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Portfolio, determined that the interests of the shareholders of VP Convertible Portfolio will not be diluted as a result of the proposed Reorganization, and that the proposed Reorganization is in the best interests of VP Convertible Portfolio and its shareholders.

         The Reorganization will allow VP Convertible Portfolio's shareholders to continue to participate in a professionally-managed portfolio that seeks to maximize investment return consisting of capital appreciation and income consistent with reasonable safety of principal by investing in a diversified portfolio of stocks, bonds and cash equivalents. Additionally, the proposed Reorganization is expected to result in lower gross and net expenses for shareholders of VP Convertible Portfolio.

BOARD CONSIDERATIONS

         The Board of Trustees of VP Convertible Portfolio, in recommending the proposed transaction, considered a number of factors, including the following:

         o the plans of management to reduce overlap in funds in the ING Fund complex;

         o        the potential benefits of the transaction to shareholders;

         o the relative investment performance of VP Convertible Portfolio as compared to VP Balanced Portfolio;

         o expense ratios and information regarding fees and expenses of VP Convertible Portfolio and VP Balanced Portfolio;

         o        the relative size of the Portfolios;

         o that the Reorganization will not dilute the interests of the shareholders of either of the Portfolios (i.e., the separate accounts) or the interests of Variable Contract Owners;

         o the similarities and differences between investment objectives and strategies of VP Balanced Portfolio and those of VP Convertible Portfolio;

         o all fees and expenses in connection with the Reorganization will be borne directly by the Portfolios' Adviser (or an affiliate of the Adviser);

         o the terms and conditions of the Reorganization Agreement, which might affect the price of the outstanding shares of either Portfolio;

         o        any benefits that may be realized by the Adviser; and

         o the tax consequences of the Reorganization to VP Convertible Portfolio and its shareholders, including the tax-free nature of the transaction.

         The Board of Trustees also considered the future potential benefits to ING Investments in that its costs to administer both Portfolios may be reduced if the Reorganization is approved.

         THE TRUSTEES OF VP CONVERTIBLE PORTFOLIO RECOMMEND THAT SHAREHOLDERS APPROVE THE REORGANIZATION WITH VP BALANCED PORTFOLIO.

TAX CONSIDERATIONS

         The Reorganization is intended to qualify for Federal income tax purposes as a tax-free reorganization under Section 368 of the Internal Revenue Code of 1986, as amended. Accordingly, pursuant to this treatment, neither VP Convertible Portfolio nor its shareholders, nor VP Balanced Portfolio nor its shareholders, are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement. As a condition to the Closing of the Reorganization, the Portfolios will receive an opinion from the law firm of Dechert LLP to the effect that the Reorganization will qualify as a tax-free reorganization for Federal income tax purposes. That opinion will be based in part upon certain assumptions and upon certain representations made by the Portfolios.

EXPENSES OF THE REORGANIZATION

         The expenses relating to the proposed Reorganization will be borne by ING Investments (or an affiliate of ING Investments). The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the Proxy Statement/Prospectus and proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding the Special Meeting.

FUTURE ALLOCATION OF PREMIUMS

         Shares of VP Convertible Portfolio have been purchased at the direction of Variable Contract owners by Participating Life Insurance Companies through separate accounts to fund benefits payable under a Variable Contract. If the Reorganization is approved, Participating Insurance Companies have advised us that all premiums or transfers to the VP Convertible Portfolio will be allocated to the VP Balanced Portfolio.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS

FORM OF ORGANIZATION

         VP Convertible Portfolio is a diversified series of ING Variable Products Trust (the "Trust"), an open-end management investment company organized as a Massachusetts business trust. The Trust is governed by a Board of Trustees consisting of eleven members. For more information on the history of the Trust, see the SAI.

         VP Balanced Portfolio is a diversified series of ING VP Balanced Portfolio, Inc. (the "Company"), an open-end management investment company organized as a Maryland corporation. The Company is governed by a Board of Directors consisting of eight members. For more information on the history of the Company, see the SAI.

ADVISER

         ING Investments, an Arizona limited liability company, is the adviser to both Portfolios. As of June 30, 2005, ING Investments managed over $36.7 billion in assets. ING Investments is registered with the SEC as an investment adviser. ING Investment's principal offices are located at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034.

         ING Investments has engaged a sub-adviser to provide the day-to-day management of each Portfolio. ING Investments is responsible for monitoring the investment programs and performance of the sub-adviser. Under the terms of the sub-advisory agreement, the agreement can be terminated by either ING Investments or a Portfolio's Board. In the event a sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or ING Investments may assume day-to-day investment management of the Portfolios.

         For information regarding the basis for the Boards' approval of portfolio management relationships, please refer to each Portfolio's Statement of Additional Information. ING Investments has full investment discretion and ultimate authority to make all determinations with respect to the investment of the Portfolios' assets and the purchase and sale of portfolio securities.

DISTRIBUTOR

         ING Funds Distributor, LLC is the principal underwriter and distributor of both Portfolios. It is located at 7337 Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 and is a member of the NASD. To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 1-800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.

DIVIDENDS, DISTRIBUTIONS AND TAXES

          VP Convertible Portfolio distributes virtually all its net investment income and net capital gains in the form of dividends. The Portfolio generally declares and pays dividends quarterly, and distributes capital gains, if any, at least once annually.

          VP Balanced Portfolio declares and pays dividends and capital gains distributions, if any, on an annual basis usually in June. To comply with federal tax regulations, the Portfolio may also pay an additional capital gains distribution.

          The Portfolios intend to qualify as a regulated investment company for federal income tax purposes by satisfying the requirements under Sub-chapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified regulated investment companies, the Portfolios are generally not subject to federal income tax on their ordinary income and net realized capital gain that is distributed. It is each Portfolio's intention to distribute all such income and gains.

         Each Portfolio also intends to comply with the diversification requirements of Section 817(h) of the Code for variable annuity contacts and variable life insurance policies so that owners of these contracts should not be subject to federal tax on distribution of dividends and income from a Portfolio to the insurance company's separate accounts.

         Specifically, each Portfolio intends to diversify its investments so that on the last day of the quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and the U.S. government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. government or an agency or instrumentality of the U.S. government is treated as a security issued by the U.S. government or its agency or instrumentality, whichever is applicable.

         If a Portfolio fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Portfolio at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.

         The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you. Please refer to the Statement of Additional Information for more information about the tax status of the Portfolios. You should consult the prospectus for the Variable Contracts or with your tax adviser for information regarding taxes applicable to the Variable Contracts.

         If the Reorganization Agreement is approved by VP Convertible Portfolio's shareholders, then as soon as practicable before the Closing Date, VP Convertible Portfolio will pay the Insurance Company Separate Accounts investing in the Portfolio a cash distribution of substantially all undistributed net investment income and undistributed realized net capital gains.

CAPITALIZATION

         The following table shows on an unaudited basis the capitalization of each of the Portfolios as of June 30, 2005, and on a pro forma basis as of June 30, 2005 giving effect to the Reorganization:

                                                                   NET ASSET VALUE              SHARES
                                             NET ASSETS               PER SHARE              OUTSTANDING
                                       --------------------     --------------------     --------------------
VP CONVERTIBLE PORTFOLIO
Class S                                $          8,870,316     $              11.26                  787,789
VP BALANCED PORTFOLIO
Class I                                $      1,296,749,119     $              13.56               95,623,150
Class S                                $          2,981,339     $              13.50                  220,889

PRO FORMA -- VP BALANCED PORTFOLIO INCLUDING VP CONVERTIBLE PORTFOLIO
Class I                                $      1,296,749,119     $              13.56               95,623,150
Class S                                $         11,851,655     $              13.50                  877,949

                  GENERAL INFORMATION ABOUT THE PROXY STATEMENT

SOLICITATION OF PROXIES

         Solicitation of voting instructions is being made primarily by the mailing of the Notice and this Proxy Statement/Prospectus with its enclosures on or about February 14, 2006. In addition to the solicitation of proxies by mail, employees of ING Investments and its affiliates, without additional compensation, may solicit proxies in person or by telephone, telegraph, facsimile, or oral communications. VP Convertible Portfolio has retained Computershare Fund Services (the "Solicitor"), a professional proxy solicitation firm, to assist with any necessary solicitation of proxies. The estimated cost of the proxy solicitation is $3,000. ING Investments will bear the cost of the proxy solicitation. Shareholders of VP Convertible Portfolio may receive a telephone call from the professional proxy solicitation firm asking the shareholder to vote.

         In all cases where a proxy is solicited by telephone, the Solicitor is required to ask the person to provide identifying registration data, including full name and address, and, if known, the number of shares owned. If the shareholder is a corporation or other entity, the Solicitor will ask for the title of the person and for confirmation that the person is authorized to direct the voting of the shares. The Solicitor will advise the shareholder that the shareholder can vote his or her shares over the telephone and will ask if the shareholder would like to cast a vote. Although the Solicitor's representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than to read any recommendation set forth in the Proxy Statement/Prospectus. The Solicitor will then record the shareholder's instructions on the Proxy Card. Within 72 hours, the shareholder will be sent a confirmation of his or her vote asking the shareholder to call the Solicitor immediately if his or her instructions are not correctly reflected in the confirmation.

         If a shareholder wishes to participate in the Special Meeting, but does not wish to give a proxy by telephone, the shareholder may still submit the proxy originally sent with the Proxy Statement/Prospectus or attend in person. Should shareholders require additional information regarding the proxy or require replacement of the proxy, they may contact the Solicitor toll-free at 1-866-334-3293.

         A shareholder may revoke the accompanying proxy at any time prior to its use by filing with VP Convertible Portfolio, a written revocation or duly executed proxy bearing a later date. In addition, any shareholder who attends the Special Meeting in person may vote by ballot at the Special Meeting, thereby canceling any proxy previously given. The persons named in the accompanying proxy will vote as directed by the proxy, but in the absence of voting directions in any proxy that is signed and returned, they intend to vote "FOR" the Reorganization proposal and may vote in their discretion with respect to other matters not now known to the Board of VP Convertible Portfolio that may be presented at the Special Meeting.

VOTING RIGHTS

         The Separate Accounts of the Participating Insurance Companies are the record owner of the shares of the Portfolios. The Participating Insurance Companies will vote each Portfolio's shares at the Special Meeting in accordance with the timely instructions received from persons entitled to give voting instructions under the Variable Contracts.

         Each shareholder of VP Convertible Portfolio is entitled to one vote for each share held as to any matter on which such shareholder is entitled to vote and for each fractional share that is owned, the shareholder shall be entitled to a proportionate fractional vote. Shares have no preemptive or subscription rights.

         As such, Variable Contact owners and certain annuitants and/or beneficiaries have the right to instruct the Participating Insurance Companies as to the number of shares (and fractional shares) attributable to their Variable Contract's value on the record date allocated to the Separate Account that holds shares of the VP Convertible Portfolio. The Participating Insurance Companies will vote shares attributable to Variable Contracts in the same proportion (for, against, abstain) to those for which timely instructions are received.

         Only shareholders of VP Convertible Portfolio at the close of business on January 5, 2006 (the "Record Date") will be entitled to be present and give voting instructions for VP Convertible Portfolio at the Special Meeting with respect to their shares owned as of that Record Date. As of the Record Date, 715,751.691 shares of VP Convertible Portfolio were outstanding and entitled to vote. To be counted, the properly executed Voting Instruction Form must be received no later than 5:00 p.m. on March 15, 2006.

         Approval of the Reorganization Agreement requires the vote, if a quorum is present, of the lesser of (i) 67% or more of the shares, provided that 50% of the shares are present in person or represented by proxy at the Special Meeting, or (ii) a majority of the shares. The holders of a majority of outstanding shares present in person or by proxy shall constitute a quorum at any meeting of the shareholders. If a shareholder abstains from voting as to any matter, or if a broker returns a "non-vote" proxy, indicating a lack of authority to vote on a matter, the shares represented by the abstention or non-vote will be deemed present at the Special Meeting for purposes of determining a quorum. However, abstentions and broker non-votes will not be deemed represented at the Special Meeting for purposes of calculating the vote on any matter. For this reason, with respect to matters requiring the affirmative majority of the total shares outstanding, an abstention or broker non-vote will have the effect of a vote against the Reorganization.

         To the knowledge of ING Investments, as of January 5, 2006, no current Director/Trustees owns 1% or more of the outstanding shares of either Portfolio, and the officers and Directors/Trustees own, as a group, less than 1% of the shares of either Portfolio.

         APPENDIX D hereto lists the persons that, as of January 5, 2006, owned beneficially or of record 5% or more of the outstanding shares of any Class of VP Convertible Portfolio or VP Balanced Portfolio.

OTHER MATTERS TO COME BEFORE THE SPECIAL MEETING

         VP Convertible Portfolio does not know of any matters to be presented at the Special Meeting other than those described in this Proxy
Statement/Prospectus. If other business should properly come before the Special Meeting, the proxy holders will vote thereon in accordance with their best judgment.

SHAREHOLDER PROPOSALS

         VP Convertible Portfolio is not required to hold regular annual meetings and, in order to minimize its costs, does not intend to hold meetings of shareholders unless so required by applicable law, regulation, regulatory policy or if otherwise deemed advisable by VP Convertible Portfolio's management. Therefore, it is not practicable to specify a date by which shareholder proposals must be received in order to be incorporated in an upcoming proxy statement for an annual meeting.

REPORTS TO SHAREHOLDERS

         ING Investments will furnish, without charge, a copy of the most recent Annual Report regarding either of the Portfolios and any more recent Semi-Annual Report succeeding the Annual Report, if any, on request. Requests for such reports should be directed in writing to the Portfolios at ING Funds, 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or by calling Shareholder Services at 1-800-992-0180.

         IN ORDER THAT THE PRESENCE OF A QUORUM AT THE SPECIAL MEETING MAY BE ASSURED, PROMPT EXECUTION AND RETURN OF THE ENCLOSED PROXY CARD IS REQUESTED. A SELF-ADDRESSED, POSTAGE-PAID ENVELOPE IS ENCLOSED FOR YOUR CONVENIENCE.


                                             /s/ HUEY P. FALGOUT, JR.

                                             Huey P. Falgout, Jr.,
                                             Secretary

February 14, 2006
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258-2034

                      (This page intentionally left blank)

                                                                      APPENDIX A

            PORTFOLIO MANAGER'S REPORT FOR ING VP BALANCED PORTFOLIO

         Set forth below is an excerpt from ING VP Balanced Portfolio's Annual report, dated December 31, 2004.

                                     * * * *

MARKET PERSPECTIVE: YEAR ENDED DECEMBER 31, 2004

In our semi-annual report, we referred to sharp swings in sentiment as investors took stock after the handsome gains of 2003. By the middle of the year, the markets had not done much of anything; however, over the next six months sentiment would change twice more and in the end major asset classes posted respectable returns for the year, if not better.

GLOBAL EQUITIES gained 10.8% in the six months ended December 31, 2004, according to the Morgan Stanley Capital International ("MSCI") World
Index(1), including net reinvested dividends, and 14.7% for entire year. Nearly one quarter of the annual gain was due to dollar weakness, the main story in the currency markets. The dollar was ahead for most of the year, but by mid October had succumbed to continuing concern over the United States twin budget and trade deficits and whether overseas investors would continue to finance them, raising the nightmare of disorderly slide in the dollar. In 2004, the euro gained 7.6%, a new record. The yen rose 4.5% to a level not seen since early 2000, while the pound stood 7.4% higher, at a remarkable 12-year peak.

Perhaps the most notable feature in investment grade U.S. FIXED INCOME markets in the second six months was the curious "curve flattening" trend. Short-term interest rates drifted up as the Federal Open Market Committee ("FOMC") raised the Federal Funds rate four times, by 1% in all, while bond yields ignored this and fell in the face of weak economic data and continued foreign central bank purchases. Contrary to earlier fears, tame inflation was a backdrop throughout, while the influential employment reports were weak in July, August, October and December. On December 15, the spread between the yields on the 10-year Note and the 90-day Treasury Bill fell to a three-year low. For the six months, the yield on 10-year Treasury Notes fell by 40 basis points to 4.22%, but the yield on 13-week Treasury Bills soared 88 basis points to 2.18%. More broadly, the Lehman Brothers Aggregate Bond Index(2) gained 4.18% for the six months. For the whole year, the Index returned 4.34%, underscoring the dominance of the second half in driving market movement, and implying not much underlying price change over the year.

Prices rose on riskier asset classes, however, as investors chased more attractive returns than investment grade bonds were offering. The Lehman Brothers U.S. Corporate High Yield Bond Index(3) for example, returned a robust 9.64% in the six months through December and 11.13% for the year.

U.S. EQUITIES in the form of the Standard & Poor's ("S&P") 500 Index(4), rose 7.2% including dividends for the six months ended December 31, 2004, breaching and holding levels not seen since before September 11, 2001. By year end, the market was trading at a price to earnings level of just under 16 1/2 times 2005 estimated earnings. For the entire year, the Index returned 10.88%. From the middle of the year, equity investors were disappointed by the weak employment reports referred to above and distracted by surging oil prices as well as bad news affecting individual stocks. The market reached its lowest point in mid-August. But after oil prices climbed over $56 per barrel on October 22, and then slumped, equities squeezed out a narrow gain for the month in the last few days. In November, oil prices continued their retreat and the market powered ahead, cheered by this, the clear presidential election result, perceived as business and shareholder friendly, and at last powerful employment report. By month end, sentiment was further bolstered by an upward revision to third quarter gross domestic product ("GDP") growth to 4%, which was doubtless encouraging. But the data released also showed that the engine of growth, the U.S. consumer, was only saving at the rate of 0.5% per annum, which many regard as unsustainable. In addition, the rate of corporate profits growth was already falling and in 2005 may not reach double digits. It is hard to see then what dynamic propelled the S&P 500 Index to another 3.5% gain in December. And while many commentators celebrated this break out and the fact that smaller-cap indices had by then scaled all-time high levels, others feared a reversal before 2005 was very old.

INTERNATIONAL MARKETS had mixed returns in the second half, but all were inflated in dollar terms by the weakness of that currency. Nonetheless even in local currency terms, Europe's markets regained mid-2002 levels. Japan equities rose 4.6% in dollar terms during the period, based on the MSCI Japan Index(5) plus net dividends, but fell 1.7% in yen. For the year, Japan returned 15.9% in dollars. First half optimism about GDP growth was dashed as growth collapsed or was revised down as the year wore on.

EUROPEAN EXCLUDING ("EX") UK MARKETS advanced 18.2% in the second half of 2004, according to the MSCI Europe ex UK Index(6) (in dollars including net dividends), about one third due to currency. For all of 2004, the region returned 21.6% in dollars. Profits did grow strongly and markets remain cheap, but given all the issues surrounding low domestic demand, unemployment at 8.9% for the last 20 months and inflexible labor markets, arguably they deserve to be. The UK market returned 15.7% in the six months through December, based on the MSCI UK Index(7) including net dividends, about 40% due to currency. For the whole year, the UK rose 19.6% in dollars. Contrary to the rest of Europe, the Bank of England has been trying to cool consumer demand and a property boom with five interest rate increases in 12 months. They seem to be succeeding for the most part.

----------

(1) The MSCI WORLD INDEX measures the performance of over 1,400 securities listed on exchanges in the United States, Europe, Canada, Australia, New Zealand and the Far East.

(2) The LEHMAN BROTHERS AGGREGATE BOND INDEX is composed of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment.

(3) The LEHMAN BROTHERS U.S. CORPORATE HIGH YIELD BOND INDEX is generally representative of corporate bonds rated below investment-grade.

(4) The STANDARD & POOR'S 500 INDEX is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

(5) The MSCI JAPAN INDEX is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

(6) The MSCI EUROPE EX UK INDEX is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

(7) The MSCI UK INDEX is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

ALL INDICES ARE UNMANAGED AND INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

THE PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE PORTFOLIO'S PERFORMANCE IS SUBJECT TO CHANGE SINCE THE PERIOD'S END AND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA SHOWN. PLEASE CALL(800) 366-0066 OR LOG ON TO WWW.INGFUNDS.COM TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END.

Market Perspective reflects the views of the Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

                                     * * * *

         The ING VP Balanced Portfolio (the "Portfolio") seeks to maximize investment return consistent with reasonable safety of principal, by investing in a diversified portfolio of one or more of the following asset classes: stocks, bonds and cash equivalents. The Portfolio is managed by a team of equity investment specialists led by Hugh T.M.Whelan, Portfolio Manager, and James B. Kauffmann, Portfolio Manager, ING Investment Management Co. -- the Sub-Adviser.

PERFORMANCE: For the year ended December 31, 2004, the Portfolio's Class I shares provided a total return of 9.42% compared to 10.88% for the Standard & Poor's ("S&P") 500 Index(1), 4.34% for the Lehman Brothers Aggregate Bond ("LBAB") Index(2) and 8.30% for the Composite Index (60% S&P 500/40% LBAB).

PORTFOLIO SPECIFICS: The equity component of the Portfolio outperformed the S&P500 Index due to security selection as well as our usual, modest exposure to small- and mid-cap stocks, which outperformed large-cap stocks as a group. Stock selection was strongest in the health care and technology sectors but was weaker in consumer staples and industrials. Sector allocation had a positive impact, with gains from overweights in energy and industrials and an underweight in consumer staples only partially offset by losses from an overweight in technology and an underweight in financials. The Portfolio benefited in particular from overweight positions in TXU Corp., Apple Computer, Inc. and Aetna, Inc., which returned 178%, 201%, and 85%,respectively, for the year. Securities that detracted from results were AT&T Wireless, which we did not own, rose 87%, and Walgreen Co. and Paychex, Inc., two stocks we overweighted and previously held that turned in disappointing results of 6% and -7%, respectively. The fixed income component of the Portfolio outperformed its benchmark, the Lehman Brothers Aggregate Bond Index during the period as a short duration posture and yield curve exposure proved beneficial. For most of the year, we were well positioned for a rising rate environment in which the yields on shorter maturities rise more than those of longer maturities. Our underweight in five-year maturities was particularly helpful. Nevertheless, we brought the fixed income component back to a neutral duration stance as the year came to a close. Overweights in the outperforming securitized sectors -- mortgage-backed securities, asset-backed securities, and commercial mortgage-backed securities-- also enhanced performance. We maintained our increased allocation to credit, and this sector posted the highest excess return during the period. Exposure to high yield and emerging markets debt were also significant sources of outperformance.

CURRENT STRATEGY AND OUTLOOK: Our outlook for 2005 is positive for equities. We believe inflation should continue to be benign and oil prices should continue to moderate early in 2005. The Federal Reserve ("Fed") is likely to continue to raise short-term interest rates, while leaving itself latitude to pause. Earnings are still rising, although at a slower pace in 2005. We expect to see job creation pick up after the impacts of higher oil prices percolate through the economy. Given all these economic factors, gross domestic product is likely to decelerate over the next few months to a trend-like growth rate in 2005. Despite increases to the Fed funds rate, longer-term fixed income issues have shown resilience through this period. Looking to 2005, however, we do project rising longer-term rates for the bond market. The equity portfolio is overweight in the consumer discretionary and energy sectors and underweight in the information technology and financials sectors. However, our overall sector exposures are by design quite close to the S&P 500 Index so that nearly all of our relative performance is driven by individual stock selection. Tactically, the fixed income portfolio was neutral duration as the year came to a close; however, we continue to believe that the improving domestic economy, signs of increasing inflation, and enduring dollar weakness point to higher rates in the near future. We are neutral home mortgages, overweight asset-backed and commercial mortgage-backed securities, and underweight the intermediate and front ends of the yield curve, which appear most vulnerable in a tightening cycle. We are also underweight agencies, which had witnessed intense regulatory criticism. While stretched valuations in investment-grade credit still warrant caution, credit continues to post positive excess returns, and we have moved closer to neutral credit on a contribution-to-duration basis. Exposures to emerging markets debt and crossover high yield remain intact.

                                  [LINE CHART]

                                                 Lehman Brothers
                                                 Aggregate Bond       Composite
                  Class I       S&P 500 Index    Index                Index
                  -------       -------------    ---------------      ---------
12/31/94
12/31/95
12/31/96
12/31/97
12/31/98
12/31/99
12/31/00
12/31/01
12/31/02
12/31/03
12/31/04          $27,546             $31,258           $21,039         $27,546

                                    [TABLE]

                               Average Annual Total Returns for the Periods Ended December 31, 2004
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                Since Inception
                                                                                                                   of Class S
                                                      1 Year               5 Year               10 Year           May 29, 2003
                                                 ---------------      ---------------      ---------------      ---------------
Class I                                                     9.42%                2.13%               10.22%                  --
Class S                                                     9.06%                  --                   --                12.42%
S&P 500 Index(1)                                           10.88%               (2.30)%              12.07%               17.61%(3)
Lehman Brothers Aggregate Board Index(2)                    4.34%                7.71%                7.72%                2.70%(3)
Composite Index (60% S&P 500 Index/40% Lehman
    Brothers Aggregate Bond Index)                          8.30%                1.98%               10.66%               11.54%(3)

Based on a $10,000 initial investment, the graph above illustrates the total return of the Portfolio against the Index or Indices indicated. The Indices have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract. Total returns would have been lower if such expenses or charges were included.

The performance graph does not reflect the deduction of taxes that a shareholder will pay on portfolio distributions or the redemption of portfolio shares.

Total returns reflect that the Investment Manager may have waived or recouped fees and expenses otherwise payable by the Portfolio.

THE PERFORMANCE UPDATE ILLUSTRATES PERFORMANCE FOR A VARIABLE INVESTMENT OPTION AVAILABLE THROUGH A VARIABLE ANNUITY CONTRACT. THE PERFORMANCE SHOWN INDICATES PAST PERFORMANCE AND IS NOT A PROJECTION OR PREDICTION OF FUTURE RESULTS. ACTUAL INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES AND/OR UNITS, AT REDEMPTION, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE CALL (800) 366-0066 TO GET PERFORMANCE THROUGH THE MOST RECENT MONTH END.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

Portfolio holdings are subject to change daily.

                                                                      APPENDIX B

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

         THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this 14th day of December, 2005, by and between ING VP Balanced Portfolio, Inc., a Maryland corporation with its principal place of business at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 (the "Company"), on behalf of its series, ING VP Balanced Portfolio (the "Acquiring Portfolio"), and ING Variable Products Trust, a Massachusetts business trust with its principal place of business at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 (the "Trust"), on behalf of its series, ING VP Convertible Portfolio (the "Acquired Portfolio").

         This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of the transfer of all of the assets of the Acquired Portfolio to the Acquiring Portfolio in exchange solely for Class S voting shares of common stock of the Acquiring Portfolio (the "Acquiring Portfolio Shares"), the assumption by the Acquiring Portfolio of the liabilities of the Acquired Portfolio described in paragraph 1.3, and the distribution of the Acquiring Portfolio Shares to the shareholders of the Acquired Portfolio in complete liquidation of the Acquired Portfolio as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

         WHEREAS, the Acquired Portfolio and the Acquiring Portfolio are series of open-end, registered investment companies of the management type, and the Acquired Portfolio owns securities which generally are assets of the character in which the Acquiring Portfolio is permitted to invest; and

         WHEREAS, the Board of Directors of the Company has determined that the exchange of all of the assets of the Acquired Portfolio for Acquiring Portfolio Shares and the assumption of the liabilities of the Acquired Portfolio described in paragraph 1.3 by the Acquiring Portfolio is in the best interests of the Acquiring Portfolio and its shareholders and that the interests of the existing shareholders of the Acquiring Portfolio would not be diluted as a result of this transaction; and

         WHEREAS, the Board of Trustees of the Trust has determined that the exchange of all of the assets of the Acquired Portfolio for Acquiring Portfolio Shares and the assumption of the liabilities described in paragraph 1.3 of the Acquired Portfolio by the Acquiring Portfolio is in the best interests of the Acquired Portfolio and its shareholders and that the interests of the existing shareholders of the Acquired Portfolio would not be diluted as a result of this transaction.

         NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED PORTFOLIO TO THE ACQUIRING PORTFOLIO IN EXCHANGE FOR THE ACQUIRING PORTFOLIO SHARES, THE ASSUMPTION OF ALL KNOWN ACQUIRED PORTFOLIO LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED PORTFOLIO

         1.1. Subject to the requisite approval of the Acquired Portfolio shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Portfolio agrees to transfer all of the Acquired Portfolio's assets, as set forth in paragraph 1.2, to the Acquiring Portfolio, and the Acquiring Portfolio agrees in exchange therefor: (i) to deliver to the Acquired Portfolio the number of full and fractional Class S Acquiring Portfolio Shares determined by dividing the value of the Acquired Portfolio's net assets, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Portfolio Share of the same class, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume the liabilities of the Acquired Portfolio, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing").

         1.2. The assets of the Acquired Portfolio to be acquired by the Acquiring Portfolio shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Portfolio and any deferred or prepaid expenses shown as an asset on the books of the Acquired Portfolio on the closing date provided for in paragraph 3.1 (the "Closing Date") (collectively, "Assets").

         1.3. The Acquired Portfolio will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Portfolio shall assume the liabilities of the Acquired Portfolio set forth in the Acquired Portfolio's statement of assets and liabilities as of the Closing Date delivered by the Trust, on behalf of the Acquired Portfolio, to the Company, on behalf of the Acquiring Portfolio, pursuant to paragraph 7.2 hereof. On or as soon as practicable prior to the Closing Date, the Acquired Portfolio will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

         1.4. Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Portfolio will distribute to the Acquired Portfolio's shareholders of record of its Class S shares, determined as of immediately after the close of business on the Closing Date (the "Acquired Portfolio Shareholders"), on a pro rata basis, the Acquiring Portfolio Shares of the same class received by the Acquired Portfolio pursuant to paragraph 1.1, and will completely liquidate. Such distribution and liquidation will be accomplished, with respect to the Acquired Portfolio's shares, by the transfer of the Acquiring Portfolio Shares then credited to the account of the Acquired Portfolio on the books of the Acquiring Portfolio to open accounts on the share records of the Acquiring Portfolio in the names of the Acquired Portfolio Shareholders. The aggregate net asset value of Class S Acquiring Portfolio Shares to be so credited to Class S Acquired Portfolio Shareholders shall be equal to the aggregate net asset value of the Acquired Portfolio shares owned by such shareholders on the Closing Date. All issued and outstanding shares of the Acquired Portfolio will simultaneously be canceled on the books of the Acquired Portfolio, although share certificates representing interests in Class S shares of the Acquired Portfolio will represent a number of the same class of Acquiring Portfolio Shares after the Closing Date, as determined in accordance with
Section 2.3. The Acquiring Portfolio shall not issue certificates representing the Class S Acquiring Portfolio Shares in connection with such exchange.

         1.5. Ownership of Acquiring Portfolio Shares will be shown on the books of the Acquiring Portfolio's transfer agent, as defined in paragraph 3.3.

         1.6. Any reporting responsibility of the Acquired Portfolio including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the "Commission"), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Portfolio.

2.       VALUATION

         2.1. The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures in the then-current prospectus and statement of additional information with respect to the Acquiring Portfolio, and valuation procedures established by the Acquiring Portfolio's Board of Directors.

         2.2. The net asset value of a Class S Acquiring Portfolio Share shall be the net asset value per share computed with respect to that class as of the Valuation Date, using the valuation procedures set forth in the Acquiring Portfolio's then-current prospectus and statement of additional information and valuation procedures established by the Acquiring Portfolio's Board of Directors.

         2.3. The number of the Class S Acquiring Portfolio Shares to be issued (including fractional shares, if any) in exchange for the Acquired Portfolio's assets shall be determined by dividing the value of the net assets with respect to Class S shares of the Acquired Portfolio, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Portfolio Share, determined in accordance with paragraph 2.2.

         2.4. All computations of value shall be made by the Acquired Portfolio's designated record keeping agent and shall be subject to review by Acquiring Portfolio's record keeping agent and by each Portfolio's respective independent accountants.

3.       CLOSING AND CLOSING DATE

         3.1. The Closing Date shall be March 25, 2006, or such other date as the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of the Acquiring Portfolio or at such other time and/or place as the parties may agree.

         3.2. The Acquired Portfolio shall direct the Bank of New York Company, Inc., as custodian for the Acquired Portfolio (the "Custodian"), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets shall have been delivered in proper form to the Acquiring Portfolio within two business days prior to or on the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Portfolio's portfolio securities represented by a certificate or other written instrument shall be presented for examination by the Acquired Portfolio Custodian to the custodian for the Acquiring Portfolio no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Portfolio as of the Closing Date for the account of the Acquiring Portfolio duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the "1940 Act")) in which the Acquired Portfolio's Assets are deposited, the Acquired Portfolio's portfolio securities and instruments deposited with such depositories. The cash to be transferred by the Acquired Portfolio shall be delivered by wire transfer of federal funds on the Closing Date.

         3.3. The Acquired Portfolio shall direct DST Systems, Inc. (the "Transfer Agent"), on behalf of the Acquired Portfolio, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Portfolio Shareholders and the number and percentage ownership of outstanding Class S shares owned by each such shareholder immediately prior to the Closing. The Acquiring Portfolio shall issue and deliver a confirmation evidencing the Acquiring Portfolio Shares to be credited on the Closing Date to the Secretary of the Acquiring Portfolio, or provide evidence satisfactory to the Acquired Portfolio that such Acquiring Portfolio Shares have been credited to the Acquired Portfolio's account on the books of the Acquiring Portfolio. At the Closing each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

         3.4. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Portfolio or the Acquired Portfolio shall be closed to trading or trading thereupon shall be restricted; or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Acquired Portfolio or the Board of Directors of the Acquiring Portfolio, accurate appraisal of the value of the net assets of the Acquiring Portfolio or the Acquired Portfolio is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.       REPRESENTATIONS AND WARRANTIES

         4.1. Except as has been disclosed to the Acquiring Portfolio in a written instrument executed by an officer of the Trust, the Trust, on behalf of the Acquired Portfolio, represents and warrants to the Company as follows:

            (a) The Acquired Portfolio is duly organized as a series of the Trust, which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, with power under the Trust's Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

            (b) The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Acquired Portfolio under the Securities Act of 1933, as amended ("1933 Act"), is in full force and effect;

            (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act and such as may be required by state securities laws;

            (d) The current prospectus and statement of additional information of the Acquired Portfolio and each prospectus and statement of additional information of the Acquired Portfolio used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not, or did not at the time of its use, include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

            (e) On the Closing Date, the Acquired Portfolio will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Portfolio will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Portfolio;

            (f) The Acquired Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Trust's Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Acquired Portfolio, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust, on behalf of the Acquired Portfolio, is a party or by which it is bound;

            (g) All material contracts or other commitments of the Acquired Portfolio (other than this Agreement and certain investment contracts including options, futures and forward contracts) will terminate without liability to the Acquired Portfolio prior to the Closing Date;

            (h) Except as otherwise disclosed in writing to and accepted by the Company, on behalf of the Acquiring Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Portfolio or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Trust, on behalf of the Acquired Portfolio, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

            (i) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Portfolio at December 31, 2004 have been audited by KPMG LLP, independent registered public accountants, and are in accordance with generally accepted accounting principles ("GAAP") consistently applied, and such statements (copies of which have been furnished to the Acquiring Portfolio) present fairly, in all material respects, the financial condition of the Acquired Portfolio as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

            (j) Since December 31, 2004, there has not been any material adverse change in the Acquired Portfolio's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Portfolio. For the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Portfolio due to declines in market values of securities in the Acquired Portfolio's portfolio, the discharge of Acquired Portfolio liabilities, or the redemption of Acquired Portfolio Shares by shareholders of the Acquired Portfolio shall not constitute a material adverse change;

            (k) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Portfolio required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Portfolio's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

            (l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Portfolio has met (and will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (and will be) eligible to and has computed (and will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

            (m) All issued and outstanding shares of the Acquired Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Acquired Portfolio will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Portfolio, as provided in paragraph 3.3. The Acquired Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Portfolio, nor is there outstanding any security convertible into any of the Acquired Portfolio shares;

            (n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the Trust, on behalf of the Acquired Portfolio, and, subject to the approval of the shareholders of the Acquired Portfolio, this Agreement will constitute a valid and binding obligation of the Acquired Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

            (o) The information to be furnished by the Acquired Portfolio for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

            (p) The proxy statement of the Acquired Portfolio (the "Proxy Statement") to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Acquired Portfolio, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Portfolio for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

         4.2. Except as has been disclosed to the Acquired Portfolio in a written instrument executed by an officer of the Company, the Company, on behalf of the Acquiring Portfolio, represents and warrants to the Trust as follows:

            (a) The Acquiring Portfolio is duly organized as a series of the Company, which is a corporation duly organized, validly existing and in good standing under the laws of the State of Maryland, with power under the Company's Articles of Incorporation to own all of its properties and assets and to carry on its business as it is now being conducted;

            (b) The Company is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquiring Portfolio under the 1933 Act, is in full force and effect;

            (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

            (d) The current prospectus and statement of additional information of the Acquiring Portfolio and each prospectus and statement of additional information of the Acquiring Portfolio used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

            (e) On the Closing Date, the Acquiring Portfolio will have good and marketable title to the Acquiring Portfolio's assets, free of any liens of other encumbrances, except those liens or encumbrances as to which the Acquired Portfolio has received notice and necessary documentation at or prior to the Closing;

            (f) The Acquiring Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Company's Articles of Incorporation or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Company, on behalf of the Acquiring Portfolio, is a party or by which it is bound; or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Company, on behalf of the Acquiring Portfolio, is a party or by which it is bound;

            (g) Except as otherwise disclosed in writing to and accepted by the Trust, on behalf of the Acquired Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Company, on behalf of the Acquiring Portfolio, or any of the Acquiring Portfolio's properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Portfolio's financial condition or the conduct of the Acquiring Portfolio's business. The Company, on behalf of the Acquiring Portfolio, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

            (h) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Acquiring Portfolio at December 31, 2004 have been audited by KPMG LLP, independent registered public accountants, and are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Portfolio) present fairly, in all material respects, the financial condition of the Acquiring Portfolio as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

            (i) Since December 31, 2004, there has not been any material adverse change in the Acquiring Portfolio's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Portfolio. For purposes of this subparagraph
(i), a decline in net asset value per share of the Acquiring Portfolio due to declines in market values of securities in the Acquiring Portfolio's portfolio, the discharge of Acquiring Portfolio liabilities, or the redemption of Acquiring Portfolio Shares by shareholders of the Acquiring Portfolio, shall not constitute a material adverse change;

            (j) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Portfolio required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Portfolio's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

            (k) For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Portfolio has met (and will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been eligible to (and will be eligible to) and has computed (and will compute) its federal income tax under Section 852 of the Code;

            (l) All issued and outstanding shares of the Acquiring Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Company and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. The Acquiring Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Portfolio Shares, nor is there outstanding any security convertible into any Acquiring Portfolio Shares;

            (m) The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Directors of the Company, on behalf of the Acquiring Portfolio, and this Agreement will constitute a valid and binding obligation of the Acquiring Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

            (n) Class S Acquiring Portfolio Shares to be issued and delivered to the Acquired Portfolio, for the account of the Acquired Portfolio Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Portfolio Shares, and will be fully paid and non-assessable;

            (o) The information to be furnished by the Company for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

            (p) That insofar as it relates to the Acquiring Portfolio, the Registration Statement relating to the Acquiring Portfolio Shares issuable hereunder, and the proxy materials of the Acquired Portfolio to be included in the Registration Statement, and any amendment or supplement to the foregoing, will, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Portfolio contemplated therein (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Portfolio for use therein; and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

5.       COVENANTS OF THE ACQUIRING PORTFOLIO AND THE ACQUIRED PORTFOLIO

         5.1. The Acquiring Portfolio and the Acquired Portfolio each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

         5.2. The Acquired Portfolio will call a meeting of the shareholders of the Acquired Portfolio to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

         5.3. The Acquired Portfolio covenants that the Class S Acquiring Portfolio Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

         5.4. The Acquired Portfolio will assist the Acquiring Portfolio in obtaining such information as the Acquiring Portfolio reasonably requests concerning the beneficial ownership of the Acquired Portfolio shares.

         5.5. Subject to the provisions of this Agreement, the Acquiring Portfolio and the Acquired Portfolio will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

         5.6. The Acquired Portfolio will provide the Acquiring Portfolio with information reasonably necessary for the preparation of a prospectus (the "Prospectus"), which will include the Proxy Statement referred to in paragraph 4.1(p), all to be included in a Registration Statement on Form N-14 of the Acquiring Portfolio (the "Registration Statement"), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Acquired Portfolio to consider approval of this Agreement and the transactions contemplated herein.

         5.7. As soon as is reasonably practicable after the Closing, the Acquired Portfolio will make a liquidating distribution to its shareholders consisting of the Class S Acquiring Portfolio Shares received at the Closing.

         5.8. The Acquiring Portfolio and the Acquired Portfolio shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

         5.9. The Trust, on behalf of the Acquired Portfolio, covenants that the Trust will, from time to time, as and when reasonably requested by the Acquiring Portfolio, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Company, on behalf of the Acquiring Portfolio, may reasonably deem necessary or desirable in order to vest in and confirm (a) the Trust's, on behalf of the Acquired Portfolio's, title to and possession of the Acquiring Portfolio's Shares to be delivered hereunder; and (b) the Company's, on behalf of the Acquiring Portfolio's, title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

         5.10. The Acquiring Portfolio will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6.       CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED PORTFOLIO

         The obligations of the Trust, on behalf of the Acquired Portfolio, to consummate the transactions provided for herein shall be subject, at the Trust's election, to the performance by the Company, on behalf of the Acquiring Portfolio, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

         6.1. All representations and warranties of the Company, on behalf of the Acquiring Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

         6.2. The Company shall have delivered to the Trust a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Trust and dated as of the Closing Date, to the effect that the representations and warranties of the Company, on behalf of the Acquiring Portfolio, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Trust shall reasonably request;

         6.3. The Company, on behalf of the Acquiring Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Company, on behalf of the Acquiring Portfolio, on or before the Closing Date; and

         6.4. The Acquired Portfolio and the Acquiring Portfolio shall have agreed on the number of full and fractional Class S Acquiring Portfolio Shares of to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7.       CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING PORTFOLIO

         The obligations of the Company, on behalf of the Acquiring Portfolio, to complete the transactions provided for herein shall be subject, at the Company's election, to the performance by the Trust, on behalf of the Acquired Portfolio, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

         7.1. All representations and warranties of the Trust, on behalf of the Acquired Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

         7.2. The Trust shall have delivered to the Acquiring Portfolio a statement of the Acquired Portfolio's assets and liabilities, as of the Closing Date, certified by the Treasurer of the Trust;

         7.3. The Trust shall have delivered to the Acquiring Portfolio on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Company and dated as of the Closing Date, to the effect that the representations and warranties of the Trust, on behalf of the Acquired Portfolio, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Company shall reasonably request;

         7.4. The Trust, on behalf of the Acquired Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of the Acquired Portfolio, on or before the Closing Date;

         7.5. The Acquired Portfolio and the Acquiring Portfolio shall have agreed on the number of full and fractional Class S Acquiring Portfolio Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1; and

         7.6. The Acquired Portfolio shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING PORTFOLIO AND THE ACQUIRED PORTFOLIO

         If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Trust, on behalf of the Acquired Portfolio, or the Company, on behalf of the Acquiring Portfolio, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

         8.1. The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Portfolio in accordance with the provisions of the Trust's Declaration of Trust, By-Laws, applicable Massachusetts law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Portfolio. Notwithstanding anything herein to the contrary, neither the Company nor the Trust may waive the conditions set forth in this paragraph 8.1;

         8.2. On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

         8.3. All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Company or the Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Portfolio or the Acquired Portfolio, provided that either party hereto may for itself waive any of such conditions;

         8.4. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

         8.5. The parties shall have received the opinion of Dechert LLP addressed to the Trust and the Company substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall constitute a tax-free reorganization for Federal income tax purposes. The delivery of such opinion is conditioned upon receipt by Dechert LLP of representations it shall request of the Company and the Trust. Notwithstanding anything herein to the contrary, neither the Company nor the Trust may waive the condition set forth in this paragraph 8.5.

9.       BROKERAGE FEES AND EXPENSES

         9.1. The Trust, on behalf of the Acquired Portfolio, and the Company, on behalf of the Acquiring Portfolio, represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

         9.2 The expenses relating to the proposed Reorganization will be borne by the investment adviser to the Acquiring Portfolio. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the Acquiring Portfolio's prospectus and the Acquired Portfolio's proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders' meetings. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of Section 851 of the Code.

10.      ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

         10.1. The Company and the Trust agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

         10.2. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

11.      TERMINATION

         This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties, or (ii) by either party if the Closing shall not have occurred on or before June 30, 2006, unless such date is extended by mutual agreement of the parties, or
(iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Trustees or Directors or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

12.      AMENDMENTS

         This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Trust and the Company; provided, however, that following the meeting of the shareholders of the Acquired Portfolio called by the Trust pursuant to paragraph
5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Class S Acquiring Portfolio Shares to be issued to the Acquired Portfolio Shareholders under this Agreement to the detriment of such shareholders without their further approval.

13.      NOTICES

         Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to the Company or the Trust, 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034, attn: Huey Falgout, in each case with a copy to Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006, attn: Jeffrey S. Puretz.

14.      HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF
         LIABILITY

         14.1. The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

         14.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

         14.3. This Agreement shall be governed by and construed in accordance with the laws of the State of Maryland without regard to its principles of conflicts of laws.

         14.4. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

         14.5. It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Trust personally, but shall bind only the trust property of the Acquired Portfolio, as provided in the Declaration of Trust of the Trust. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of such party.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President and its seal to be affixed thereto and attested by its Secretary or Assistant Secretary.

Attest: ING VP BALANCED PORTFOLIO, INC. on behalf of its ING VP BALANCED PORTFOLIO series


                               By:
----------------------                -----------------------------------------
Secretary

                               Its:
                                        ---------------------------------------


Attest: ING VARIABLE PRODUCTS TRUST on behalf of its ING VP CONVERTIBLE PORTFOLIO series


                               By:
----------------------                  ---------------------------------------
Secretary

                               Its:
                                        ---------------------------------------

                      (This page intentionally left blank)

                                                                      APPENDIX C

                        ADDITIONAL INFORMATION REGARDING
                            ING VP BALANCED PORTFOLIO
                                  ("PORTFOLIO")

                                SHAREHOLDER GUIDE

ABOUT YOUR INVESTMENT

         The Portfolio is available only to serve as an investment option under variable annuity contracts or variable life insurance policies issued by insurance companies that are part of the ING Group of companies. Shares of the Portfolio may be sold in the future to insurance companies that are not affiliated with ING Group.

         ING Group also offers directly to the public other ING funds that may have a similar name, investment objective and/or strategy as those of the Portfolio. You should be aware that the Portfolio is likely to differ from these other ING funds in size and cash flow patterns. Accordingly, the performance of the Portfolio can be expected to vary from those of the other funds.

         You do not buy, sell or exchange shares of the Portfolio. You choose investment options through your annuity contract or life insurance policy.

         The insurance company that issued your variable annuity contract or life insurance policy is responsible for investing in the Portfolio according to the investment options that you have chosen. You should consult your variable contract prospectus for additional information about how this works.

         ING Investments may discontinue offering shares of any Portfolio at any time. If a Portfolio is discontinued, any allocation to that Portfolio will be allocated to another Portfolio that the Board of Directors/Trustees believes is suitable, as long as any required regulatory standards are met.

DETERMINATION OF NET ASSET VALUE

         The NAV per share of the Portfolio is determined each business day as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE). The Portfolio is open for business every day the NYSE is open. The NYSE is closed on all weekends and on all national holidays and Good Friday. Portfolio shares will not be priced on those days. The NAV per share of the Portfolio is calculated by taking the value of the Portfolio's assets, subtracting the Portfolio's liabilities, and dividing by the number of shares that are outstanding.

         In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. Securities prices may be obtained from automated pricing services. To the extent the Portfolio invests in other registered investment companies, the Portfolio's NAV is calculated based on the current NAV of the registered investment company in which the Portfolio invests.

         Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Portfolio's NAV is not calculated. As a result, the NAV of the Portfolio may change on days when shareholders will not be able to purchase or redeem the Portfolio's shares.

         When market quotations are not available or are deemed unreliable, the Portfolio will use a fair value for the security that is determined in accordance with procedures adopted by the Portfolio's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

- Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE, or the closing value is otherwise deemed unreliable;

-        Securities of an issuer that has entered into a restructuring;

-        Securities whose trading has been halted or suspended;

- Fixed-income securities that have gone into default and for which there is no current market value quotation; and

-        Securities that are restricted as to transfer or resale.

         The Portfolio or the Adviser may rely on the recommendations of a fair value pricing service approved by the Portfolio's Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The Adviser makes such determinations in good faith in accordance with procedures adopted by the Portfolio's Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that the Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its NAV per share.

         When an insurance company is buying shares of the Portfolio, it will pay the NAV that is next calculated after the order from the insurance company's Variable Contract holder participant is received in proper form. When an insurance company is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's Variable Contract holder participant is received in proper form.

MANAGEMENT OF THE PORTFOLIO

Investment Adviser

         ING Investments, LLC ("ING Investments" or "Adviser"), an Arizona limited liability company, is the investment adviser of the Portfolio. As of June 30, 2005, ING Investments managed over $36.7 billion in assets. ING Investments is registered with the SEC as an investment adviser. ING Investments' principal offices are located at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034.

         ING Investments has engaged a sub-adviser to provide the day-to-day management of the Portfolio. ING Investments is responsible for monitoring the investment programs and performance of the sub-adviser. Under the terms of the sub-advisory agreement, the agreement can be terminated by either ING Investments or the Portfolio's Board. In the event the sub-advisory agreement is terminated, the sub-adviser may be replaced subject to any regulatory requirements or ING Investments may assume day-to-day investment management of the Portfolio.

Sub-Adviser

         ING Investment Management Co. ("ING IM") serves as the Sub-Adviser for the Portfolio. The principal address of ING IM is 230 Park Avenue, New York, New York 10169. ING IM has been an investment adviser since 1972 and manages investments totaling approximately $57.6 billion in assets as of June 30, 2005.

         The following person is primarily responsible for the management of the
Portfolio:

         The equity portion of the Portfolio has been managed by Omar Aguilar Ph.D. since December 2005. Dr. Aguilar has been with ING IM since July 2004 and is Head of Quantitative Equity Research. He previously served as head of Lehman Brothers' quantitative research for their alternative investment management business since 2002. Prior to that, Dr. Aguilar was director of quantitative research and a portfolio manager with Merrill Lynch Investment Management since 1999.

         The fixed-income portion of the Portfolio has been managed by James B. Kauffmann since 2002. Mr. Kauffmann joined ING Groep N.V. in 1996 and has over 18 years of investment experience. Prior to joining ING Groep N.V., he spent four years at Alfa Investments Inc., where he was the senior fixed-income portfolio manager. Additionally, he has worked in the capital markets group of a major Wall Street dealer and served as an analyst with a venture capital fund.

         Mary Ann Fernandez and Shiv Mehta are jointly responsible for establishing the overall asset allocation strategy for the Portfolio.

         Mary Ann Fernandez has been associated with the management of the Portfolio since 2005. She joined ING IM in 1996 as Vice President of product development and is currently serving as a Portfolio Strategist of the ING Principal Protection and GET Funds. She is also involved in the management and marketing of certain equity strategies managed by ING IM. Previously, Ms. Fernandez was employed as Managing Director in the Real Estate Investment Group of Aetna Inc.

         Shiv Mehta has been associated with the management of the Portfolio since 2005. He joined ING IM in 2004 as head of ING IM's asset allocation business. In this position, he serves as senior portfolio specialist and product manager for multi-asset strategies. Mr. Mehta was previously with Credit Suisse Asset Management since February 2000, where he served as managing director for investment product development. Prior to this role, he worked at JP Morgan in private banking and investment management capacities.


ADDITIONAL INFORMATION REGARDING PORTFOLIO MANAGERS


         The Portfolio's Statement of Additional Information, dated April 29, 2005, provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Portfolio.

Parent Company

         ING Investments is an indirect wholly owned subsidiary of ING Group, a global financial institution active in the fields of insurance, banking and asset management, with locations in more than 65 countries and more than 100,000 employees.

ADMINISTRATIVE SERVICES

         Pursuant to an Administrative Services Agreement between the Company and ING Fund Services LLC ("IFS"), IFS has agreed to provide overall business management and administrative services necessary to properly conduct the Portfolio's business. IFS also acts as liaison among other service providers to the Portfolio, and is responsible for monitoring the Portfolio in compliance with applicable legal requirements and the investment policies and restrictions of the Portfolio. For its services, IFS is entitled to receive from the Portfolio a fee at an annual rate of 0.055% of the Portfolio's average daily net assets.

PORTFOLIO DISTRIBUTION

         ING Funds Distributor, LLC (the "Distributor") is the principal underwriter and distributor of the Portfolio. It is located at 7337 Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 and is a member of the NASD. To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com or the Public Disclosure Hotline at 800-289-9999. An investment brochure describing the Public Disclosure Program is available from NASD Regulation, Inc.

ADDITIONAL INFORMATION REGARDING THE CLASSES OF SHARES

         The Portfolio's shares are classified into Class I and Class S. The classes are identical except for different expenses, certain related rights and certain shareholder services. All classes of the Portfolio have a common investment objective and investment portfolio.

RULE 12B-1 DISTRIBUTION FEES

The Class S shares of the Portfolios are subject to a distribution plan ("Distribution Plan") adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Class S Distribution Plan, the Distributor is paid an annual distribution fee at the rate of 0.25% of the Portfolio's average daily net assets. The distribution fee may be used to cover expenses incurred in promoting the sale of Class S shares, including: (a) the costs of printing and distributing to prospective investors Prospectuses, statements of additional information and sale literature; (b) payments to investment professionals and other persons who provide support services in connection with the distribution of shares; (c) overhead and other distribution related expenses; and (d) accruals for interest on the amount of the forgoing expenses that exceed the distribution fee. The Distributor may reallow all or a portion of these fees to broker-dealers entering into selling agreements with it, including its affiliates.

The Distributor is required to report in writing to the Board at least quarterly on the amounts and purpose of any payment made under the Distribution Plan and any related agreements, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination whether the Plan should be continued. The terms and provisions of the Plan relating to required reports, term and approval are consistent with the requirements of Rule 12b-1.

HOW ING COMPENSATES ENTITIES OFFERING THE PORTFOLIO AS AN INVESTMENT OPTION IN THEIR INSURANCE PRODUCTS

         ING mutual funds may be offered as investment options in Variable Contracts by affiliated and non-affiliated insurance companies. The Portfolio's Adviser or its Distributor, out of its own resources and without additional cost to the Portfolio or its shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Portfolio by those companies. The Portfolio's Adviser and Distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Portfolio. These payments may also provide incentive for insurance companies to make the Portfolio available through the Variable Contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Portfolio.

         The Adviser has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 0.15% to 0.25%. This is computed as a percentage of the average aggregate amount invested in the Portfolio by contract holders through the relevant insurance company's Variable Contracts. As of the date of this prospectus, ING has entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; SAFECO Life Insurance Company; and First Fortis Life Insurance Company.

         The Adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; ING USA Annuity and Life Insurance Co.; and ING Life Insurance Company of America. ING Groep N.V. ("ING") uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in the Portfolio. Since the Portfolio is sub-advised by an ING entity, ING may retain more revenue than on other ING portfolios it must pay to have sub-advised by non-affiliated entities.

         Management personnel of ING may receive additional compensation if the overall amount of investments in the portfolios advised by ING meets certain target levels or increases over time.

         The insurance companies through which investors hold shares of the Portfolio may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to contract owners. None of the Portfolio, the Adviser, or the Distributor is a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

         Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

FREQUENT TRADING -- MARKET TIMING

         The Portfolio is intended for long-term investment and not as short-term trading vehicles. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of the Portfolio. Shares of the Portfolio are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the Variable Contracts issued by the insurance companies. The Portfolio reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders, whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, that the Portfolio determines not to be in the best interest of the Portfolio.

         The Portfolio relies on the financial intermediary to monitor frequent, short-term trading within the Portfolio by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a Variable Contract, the prospectus that describes the contract, for its policies regarding frequent, short-term trading. The Portfolio seeks assurances from financial intermediaries that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

         The Portfolio believes that market timing or frequent, short-term trading in any account, including a Variable Contract account, is not in the best interest of the Portfolio or its shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or the Portfolio Manager to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Portfolio and raise its expenses through increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the

Portfolios' ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on the Portfolio's performance.

         Since the Portfolio may invest in foreign securities it may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time the Portfolio computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Portfolio's current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Portfolio based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur even if the Portfolio did not invest in foreign securities. For example, if trading in a security held by a Portfolio is halted and does not resume prior to the time the Portfolio calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy.

         Similarly, portfolios that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Portfolio has adopted fair valuation polices and procedures intended to reduce the Portfolio's exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that the Portfolio's NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of Portfolio shares, which negatively affects long-term shareholders.

         Although the policies and procedures known to the Portfolio that are followed by the financial intermediaries that use the Portfolio and the monitoring by the Portfolio is designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Portfolio will occur. Moreover, decisions about allowing trades in the Portfolio may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of a Portfolio's shareholders.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

         A description of the Portfolio's policies and procedures with respect to the disclosure of the Portfolio's portfolio securities is available in the Statement of Additional Information for the Portfolio. The Portfolio posts its complete portfolio holdings schedule on its website on a calendar-quarter basis and it is available on the first day of the second month in the next quarter. The complete portfolio holdings schedule is as of the last day of the month preceding the quarter-end (i.e., the Portfolio will post the quarter ending June 30 holdings on August 1).

         The Portfolio's complete portfolio holdings schedule will, at a minimum, remain available on the Portfolio's website until the Portfolio files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Portfolio's website is located at www.ingfunds.com.

REPORTS TO SHAREHOLDERS

         The fiscal year of the Portfolio ends on December 31. The Portfolio will send financial statements to its shareholders at least semi-annually. An annual report containing financial statements audited by the registered public accounting firm will be sent to shareholders each year.

                              FINANCIAL HIGHLIGHTS

         The information in the table below has been derived from ING VP Balanced Portfolio's financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm, with the exception of the six month period ended June 30, 2005, which is unaudited.

                                                                                       CLASS I
                                                 ------------------------------------------------------------------------------
                                                   (UNAUDITED)
                                                   SIX MONTHS
                                                      ENDED
                                                     JUNE 30,                         YEAR ENDED DECEMBER 31,
                                                       2005           2004        2003         2002        2001          2000
                                                  ------------     ----------    ---------   ----------   ---------    --------
PER SHARE OPERATING PERFORMANCE:
   Net asset value, beginning of period           $      13.40         12.50        10.73        12.09       13.40       15.57
   Income (loss) from investment operations:      $
   Net investment income                          $       0.15*         0.29         0.25         0.25        0.31        0.43
   Net realized and unrealized gain (loss) on
   investments                                    $       0.01          0.87         1.76        (1.49)      (0.87)      (0.49)
   Total from investment operations               $       0.16          1.16         2.01        (1.24)      (0.56)      (0.06)
   Less distributions from:
   Net investment income                          $         --         (0.26)       (0.24)       (0.12)      (0.28)      (0.46)
   Net realized gain from investments             $         --            --           --           --       (0.47)      (1.65)
   Total distributions                            $         --         (0.26)       (0.24)       (0.12)      (0.75)      (2.11)
   Net asset value, end of period                 $      13.56         13.40        12.50        10.73       12.09       13.40
   TOTAL RETURN(1)                                %       1.19          9.42        18.87       (10.31)      (4.21)      (0.56)
RATIOS AND SUPPLEMENTAL DATA:
   Net assets, end of period (000's)              $      1,297         1,358        1,375        1,223       1,591       1,777
   Ratios to average net assets:
   Expenses(2)                                    %       0.60          0.59         0.60         0.60        0.59        0.59
   Net investment income(2)                       %       2.21          2.15         2.04         2.00        2.46        2.72
   Portfolio turnover rate                        %        142           272          333          345         167         182

----------

(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(2)      Annualized for periods less than one year.

* Per share data calculated using average number of shares outstanding throughout the period.

                                                                CLASS S
                                          ----------------------------------------------------
                                            (UNAUDITED)
                                          SIX MONTHS ENDED    YEAR ENDED      MAY 29, 2003 (1)
                                              JUNE 30,        DECEMBER 31,    TO DECEMBER 31,
                                                2005             2004              2003
                                          ----------------    ------------    ----------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value, beginning of period     $     13.35           12.49            11.53
   Income (loss) from investment
   operations:
   Net investment income                    $      0.13            0.22             0.34
   Net realized and unrealized gain  on     $      0.02            0.89             0.85
   investments
   Total from investment operations         $      0.15            1.11             1.19
   Less distributions from:
   Net investment income                    $        --           (0.25)           (0.23)
   Total distributions                      $        --           (0.25)           (0.23)
   Net asset value, end of period           $     13.50           13.55            12.49
   TOTAL RETURN(2)                          %      1.12            9.06            10.51
RATIOS AND SUPPLEMENTAL DATA:
   Net assets, end of period (000's)        $         3               3                1
   Ratios to average net assets:
   Expenses(3)                              %      0.85            0.84             0.83
   Net investment income(3)                 %      1.97            1.98             3.06
   Portfolio turnover rate                  %       142             272              333

----------
(1)      Commencement of operations.

(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(3)      Annualized for periods less than one year.

                      (This page intentionally left blank)

                                                                      APPENDIX D

           SECURITY OWNERSHIP OF CERTAIN BENEFICIAL AND RECORD OWNERS

         The following tables provide information about the persons or entities who, to the knowledge of each Portfolio, owned beneficially or of record 5% or more of any class of that Portfolio's outstanding shares as of January 5, 2006:

ING VP CONVERTIBLE PORTFOLIO

                                                                          PERCENTAGE OF
                                                                       COMBINED PORTFOLIO
NAME AND ADDRESS OF      PERCENT OF CLASS OF SHARES    PERCENTAGE OF       AFTER THE
SHAREHOLDER                AND TYPE OF OWNERSHIP         PORTFOLIO     REORGANIZATION (1)
-------------------      --------------------------    -------------   ------------------
ING USA Annuity and           96.2% Class S;               96.2%              1.0%
Life Insurance                  Beneficial
Company
1475 Dunwoody Dr.
West Chester, PA
19380-1478

ING VP BALANCED PORTFOLIO

                                                                          PERCENTAGE OF
                                                                       COMBINED PORTFOLIO
NAME AND ADDRESS OF      PERCENT OF CLASS OF SHARES    PERCENTAGE OF       AFTER THE
SHAREHOLDER                AND TYPE OF OWNERSHIP         PORTFOLIO     REORGANIZATION (1)
-------------------      --------------------------    -------------   ------------------
ING Investments LLC           100.0% Class A;             0.0% (2)         0.0% (2)
Attn: Lydia Homer               Beneficial
7337 E. Doubletree
Ranch Rd.
Scottsdale, AZ
85258-2160

ING Life Insurance            98.3% Class I;              98.1%            97.3%
and Annuity Company             Beneficial
Attn: Valuation
Unit-TN41
151 Farmington Ave.
Hartford, CT
06156-0001

ING USA Annuity and           100.0% Class S;             0.3%             1.0%
Life Insurance                  Beneficial
Company
1475 Dunwoody Dr
West Chester, PA
19380-1478

----------
(1) On a pro forma basis, assuming that the value of the shareholder's interest in the Portfolio on the date of consummation of the Reorganization is the same as on January 5, 2006.

(2)  Amount is less than 0.1%.

                                     PART B

                         ING VP BALANCED PORTFOLIO, INC.

                       STATEMENT OF ADDITIONAL INFORMATION

                               FEBRUARY 14, 2005

Acquisition of the Assets and Liabilities of:              By and in Exchange for Shares of:
       ING VP Convertible Portfolio                            ING VP Balanced Portfolio
(a series of ING Variable Products Trust)            (a series of ING VP Balanced Portfolio, Inc.)
     7337 East Doubletree Ranch Road                        7337 East Doubletree Ranch Road
      Scottsdale, Arizona 85258-2034                         Scottsdale, Arizona 85258-2034

This Statement of Additional Information of ING VP Balanced Portfolio, Inc. ("SAI") is available to the shareholders of ING VP Convertible Portfolio in connection with a proposed transaction whereby all of the assets and known liabilities of the ING VP Convertible Portfolio will be transferred to ING VP Balanced Portfolio, a series of ING VP Balanced Portfolio, Inc., in exchange for shares of ING VP Balanced Portfolio.

This SAI consists of: (i) this cover page; (ii) the "ING VP Balanced Portfolio - Additional Information" presented on pages 1 through 6 of this SAI, which presents certain information with respect to the management of the ING VP Balanced Portfolio; and (iii) the following documents, each of which was filed electronically with the U.S. Securities and Exchange Commission and is incorporated by reference herein:

      1. The SAI for ING VP Balanced Portfolio, dated April 29, 2005, as filed on April 28, 2005, and the SAI for ING VP Convertible Portfolio, dated April 29, 2005, as filed on April 4, 2005.

      2. The Financial Statements of the ING VP Balanced Portfolio are included in the Class S Annual Report, dated December 31, 2004, as filed on March 7, 2005, and the Financial Statements of the ING VP Convertible Portfolio are included in the Class S Annual Report, dated December 31, 2004 as filed on March 7, 2005.

            This Statement of Additional Information is not a prospectus. A Prospectus/Proxy Statement dated February 14, 2005, relating to the Reorganization of ING VP Convertible Portfolio may be obtained, without charge, by writing to the ING Funds at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or calling 1-800-992-0180. This Statement of Additional Information should be read in conjunction with the Prospectus/Proxy Statement.

                            ING VP BALANCED PORTFOLIO
                             ADDITIONAL INFORMATION

                                TABLE OF CONTENTS

DIRECTOR OWNERSHIP OF SECURITIES .........................................  1
   Shareholder Ownership Policy ..........................................  1

INDEPENDENT DIRECTOR OWNERSHIP OF SECURITIES .............................  1
   Shareholder Ownership Policy ..........................................  1

ADDITIONAL INFORMATION REGARDING PORTFOLIO MANAGERS ......................  2
   Other Managed Accounts ................................................  2
   Potential Conflicts Of Interest .......................................  2
   Compensation Structure Of Portfolio Manager ...........................  3
   Portfolio Manager Ownership Of Securities .............................  3

DISCLOSURE OF THE PORTFOLIO'S PORTFOLIO SECURITIES .......................  4

PRO FORMA FINANCIAL STATEMENTS ...........................................  5

                            ING VP BALANCED PORTFOLIO
                             ADDITIONAL INFORMATION

DIRECTOR OWNERSHIP OF SECURITIES

SHARE OWNERSHIP POLICY

In order to further align the interests of the Independent Directors with shareholders, it is the policy to own beneficially shares of one or more ING Funds (each a "Portfolio") at all times. For this purpose, beneficial ownership of Portfolio shares includes ownership of a variable annuity contract or a variable life insurance policy whose proceeds are invested in a Portfolio.

Under this Policy, the initial value of investments in the ING Funds that are beneficially owned by a Director must equal at least $50,000. Existing Directors shall have a reasonable amount of time from the date of adoption of this Policy in order to satisfy the foregoing requirements. A new Director shall satisfy the foregoing requirements within a reasonable amount of time of becoming a Director. A decline in the value of any Portfolio investments will not cause a Director to have to make any additional investments under this Policy. Set forth below is the dollar range of equity securities owned by each Director as of December 31, 2004.

                                                                 AGGREGATE DOLLAR RANGE OF EQUITY
                                                              SECURITIES IN ALL REGISTERED INVESTMENT
                                                             COMPANIES OVERSEEN BY DIRECTOR IN FAMILY
   NAME OF DIRECTORS              VP BALANCED PORTFOLIO                OF INVESTMENT COMPANIES
   -----------------              ---------------------                -----------------------
Albert E. DePrince, Jr.                    $0                            Over $100,000 (1)
Maria T. Fighetti                          $0                            Over $100,000 (1)
Sidney Koch                                $0                               $1-$10,000
Corine T. Norgaard                         $0                              Over $100,000
Edward T. O'Dell                           $0                            Over $100,000 (1)
Joseph E. Obermeyer                        $0                          $50,000-$100,000 (1)

 DIRECTORS WHO ARE
"INTERESTED PERSONS"
--------------------
J. Scott Fox                               $0                              Over $100,000
Thomas J. McInerney                        $0                              Over $100,000

----------
(1)   Held in a deferred compensation account.

INDEPENDENT DIRECTOR OWNERSHIP OF SECURITIES

SHARE OWNERSHIP POLICY

As of December 31, 2004, none of the Independent Directors or their immediate family members owned any shares of the ING Funds' investment adviser or principal underwriter or of any entity controlling, controlled by or under common control with the investment adviser or principal underwriter of the ING Funds (not including registered investment companies).

ADDITIONAL INFORMATION REGARDING PORTFOLIO MANAGERS

OTHER MANAGED ACCOUNTS

The following table shows the number of accounts and total assets in the accounts managed by each portfolio manager as of December 31, 2004.

                  REGISTERED INVESTMENT           OTHER POOLED INVESTMENT
                  COMPANIES                       VEHICLES                        OTHER ACCOUNTS
                  ----------------------------    ----------------------------    ----------------------------
PORTFOLIO         NUMBER OF                       NUMBER OF                       NUMBER OF
MANAGER           ACCOUNTS      TOTAL ASSETS      ACCOUNTS      TOTAL ASSETS      ACCOUNTS      TOTAL ASSETS
-------           --------      ------------      --------      ------------      --------      ------------
Mary Ann               36       $2,714,934,521         0              N/A              0              N/A
Fernandez
James B.               53       $7,905,224,743         13       $1,482,343,368       25 (1)     $8,158,535,858
Kauffmann
Shiv Mehta             0              N/A              0              N/A              0              N/A
Hugh T. Whelan         60       $7,093,617,920         17       $3,325,027,998       29 (2)     $4,452,896,692

----------
(1) One of these Accounts with Total Assets of $156,118,065 has an advisory fee that is also based on the performance of the Account.

(2) Six of these Accounts with Total Assets of $955,897,075 have advisory fees that are also based on the performance of the Accounts.

POTENTIAL CONFLICTS OF INTEREST

A portfolio manager may be subject to potential conflicts of interest because the portfolio manager is responsible for other accounts in addition to a Portfolio. These other accounts may include, among others, other mutual funds, separately managed advisory accounts, commingled trust accounts, insurance separate accounts, wrap fee programs and hedge funds. Potential conflicts may arise out of the implementation of differing investment strategies for the portfolio manager's various accounts, the allocation of investment opportunities among those accounts or differences in the advisory fees paid by the portfolio manager's accounts.

A potential conflict of interest may arise as a result of the portfolio manager's responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio manager's accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment.

A portfolio manager may also manage accounts whose objectives and policies differ from those of the Portfolio. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager. For example, if an account were to sell a significant position in a security, which could cause the market price of that security to decrease, while the Portfolio maintained its position in that security.

A potential conflict may arise when a portfolio manager is responsible for accounts that have different advisory fees - the difference in the fees may create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to particularly appealing investment opportunities. This conflict may be heightened where an account is subject to a performance-based fee.

COMPENSATION STRUCTURE OF PORTFOLIO MANAGER

Compensation consists of (a) base salary; (b) bonus which is based on ING IM performance, 3 and 5 year pre-tax performance of the accounts the portfolio managers are primarily and jointly responsible for relative to account benchmarks and peer universe performance, and revenue growth of the accounts they are responsible for; and (c) long-term equity awards tied to the performance of our parent company, ING Groep N.V.

Portfolio managers are eligible to participate in an annual incentive plan. The overall design of the ING IM annual incentive plan was developed to closely tie pay to performance, structured in such a way as to drive performance and promote retention of top talent. As with base salary compensation, individual target awards are determined and set based on external market data and internal comparators. Investment performance is measured on both relative and absolute performance in all areas. ING IM has defined indices (the S&P 500 Index and LBAB Index for Mr. Whelan, Mr. Kauffmann, Ms. Fernandez, and Mr. Mehta) and, where applicable, peer groups including but not limited to Russell, Morningstar, Lipper, Lehman, Merrill Lynch, Salomon Brothers, and Dow Jones Industrial Average and set performance goals to appropriately reflect requirements for each investment team. The measures for each team are outlined on a "scorecard" that is reviewed on an annual basis. These scorecards reflect a comprehensive approach to measuring investment performance versus both benchmarks and peer groups over one and three year periods and year-to-date net cash flow (changes in the accounts' net assets not attributable in the value of the accounts' investments) for all accounts managed by the team. The results for overall IIM scorecards are calculated on an asset weighted performance basis of the individual team scorecards.

Investment professionals' performance measures for bonus determinations are weighted by 25% being attributable to the overall ING IM performance and 75% attributable to their specific team results (60% investment performance and 15% net cash flow).

Based on job function, internal comparators and external market data, portfolio managers participate in the ING Long-Term Incentive Plan. Plan awards are based on the current year's performance as defined by the ING IM component of the annual incentive plan. The awards vest in three years and are paid in a combination of ING restricted stock, stock options and restricted performance units.

Portfolio managers whose base salary compensation exceeds a particular threshold may participate in ING's deferred compensation plan. The plan provides an opportunity to invest deferred amounts of compensation in mutual funds, ING stock or at an annual fixed interest rate. Deferral elections are done on an annual basis and the amount of compensation deferred is irrevocable.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of December 31, 2004, including investments by his/her immediate family members and amounts invested through retirement and deferred compensation plans.

                                   DOLLAR RANGE OF
PORTFOLIO MANAGER                  FUND SHARES OWNED
-----------------                  -----------------
Mary Ann Fernandez                              None
James B. Kauffmann                              None
Shiv Mehta                                      None
Hugh T. M. Whelan                               None

DISCLOSURE OF THE PORTFOLIO'S PORTFOLIO SECURITIES

The Portfolio is required to file its complete portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with the Portfolio's annual and semi-annual reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters.

In addition, the Portfolio posts its portfolio holdings schedule on ING's website on a calendar-quarter basis and it is available on the first day of the second month of the next quarter. The portfolio holdings schedule is as of the preceding quarter-end (e.g., the Portfolio will post the quarter-ending June 30 holdings on August 1).

The Portfolio also compiles a list composed of its ten largest holdings ("Top Ten"). This information is produced monthly, and is made available on ING's website, on the tenth day of each month. The Top Ten holdings information is as of the last day of the previous month.

Investors (both individual and institutional), financial intermediaries that distribute the Portfolio's shares and most third parties may receive the Portfolio's annual or semi-annual reports, or view on ING's website, the Portfolio's portfolio holdings schedule. The Top Ten list also is provided in quarterly Portfolio descriptions that are included in the offering materials of variable life insurance products and variable annuity contracts.

Other than in regulatory filings or on ING's website, the Portfolio may provide its portfolio holdings to certain unaffiliated third parties and affiliates when the Portfolio has a legitimate business purpose for doing so. Unless otherwise noted below, a Portfolio's disclosure of its portfolio holdings will be on an as-needed basis, with no lag time between the date of which the information is requested and the date the information is provided. Specifically, the Portfolio's disclosure of its portfolio holdings may include disclosure.

      - To the Portfolio's independent registered public accounting firm, named herein, for use in providing audit opinions;

      - To financial printers for the purpose of preparing Portfolio regulatory filings;

      -     For the purpose of due diligence regarding a merger or acquisition;

      - To a new adviser or sub-adviser prior to the commencement of its management of the Portfolio;

      - To rating and ranking agencies such as Bloomberg, Morningstar, Lipper and Standard & Poor's, such agencies may receive more raw data from the Portfolio than is posted on the Portfolio's website;

      - To consultants for use in providing asset allocation advice in connection with investments by affiliated funds-of-funds in the Portfolio;

      - To service providers, such as proxy voting and class action services providers, on a daily basis, in connection with their providing services benefiting the Portfolio;

      - To a third party for purposes of effecting in-kind redemptions of securities to facilitate orderly redemption of portfolio assets and minimal impact on remaining Portfolio shareholders; or

      - To certain third parties, on a weekly basis with no lag time, that have financed a Portfolio's Class B shares.

In all instances of such disclosure the receiving party, by agreement, is subject to a duty of confidentiality, including a duty not to trade on such information.

The Portfolio's Board of Directors has adopted policies and procedures ("Policies") designed to ensure that disclosure of information regarding the Portfolio's portfolio securities is in the best interests of Portfolio shareholders, including procedures to address conflicts between the interests of the Portfolio's shareholders, on the one hand, and those of the Portfolio's investment adviser, sub-adviser, principal underwriter or any affiliated person of the Portfolio, its investment adviser, or its principal underwriter, on the other. Such Policies authorize the Portfolio's administrator to implement the Board's policies and direct the administrator to document the expected benefit to shareholders. Among other considerations, the administrator is directed to consider whether such disclosure may create an advantage for the recipient or its affiliates or their clients over that of the Portfolio's shareholders. Similarly, the administrator is directed to consider, among other things, whether the disclosure of portfolio holdings creates a conflict between the interests of shareholders and the interests of the Adviser, sub-adviser, principal underwriter and their affiliates. The Board has authorized the senior officers of the Portfolio's administrator to authorize the release of the Portfolio's portfolio holdings, as necessary, in conformity with the foregoing principles and to monitor for compliance with the Policies. The Portfolio's administrator reports quarterly to the Board regarding the implementation of the Policies.

The Portfolio has the following ongoing arrangements with certain third parties to provide the Portfolio's portfolio holdings:

                                                                                  TIME LAG BETWEEN DATE OF
                                                                                    INFORMATION AND DATE
         PARTY                          PURPOSE               FREQUENCY             INFORMATION RELEASED
         -----                          -------               ---------             --------------------
Institutional Shareholder        Proxy Voting & Class    Daily                    None
Services, Inc.                   Action Services
Charles River Development        Compliance              Daily                    None

All of the arrangements in the table above are subject to the Policies adopted by the board to ensure such disclosure is for a legitimate business purpose and is in the best interests of the Portfolio and its shareholders. The Portfolio's Board must approve any material change to the Policies. The Policies may not be waived, or exceptions made, without the consent of ING's Legal Department. All waivers and exceptions involving the Portfolio will be disclosed to the Portfolio's Board no later than its next regularly scheduled quarterly meeting. No compensation or other consideration may be received by the Portfolio, the Adviser, or any other party in connection with the disclosure of portfolio holdings in accordance with the Policies.

PRO FORMA FINANCIAL STATEMENTS

With respect to the reorganization of ING VP Convertible Portfolio into ING VP Balanced Portfolio, the pro forma financial statements required by Rule 11-01 of Regulation S-X have not been prepared and included in this Form N-14 since the net asset value of ING VP Convertible Portfolio (the "Acquired Fund") does not exceed ten (10%) of the net asset value of the ING VP Balanced Portfolio (the "Acquiring Fund") as of December 1, 2005.

                          ING VP CONVERTIBLE PORTFOLIO

         PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS ON MARCH 16, 2006.
           THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

         The undersigned hereby appoint(s) HUEY P. FALGOUT, JR., THERESA K. KELETY, AND TODD MODIC or any one or all of them, proxies, with full power of substitution, to vote all shares of the above-referenced Portfolio (the "Portfolio"), which the undersigned is entitled to vote at the Special Meeting of Shareholders of the Portfolio to be held at the offices of the Fund at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 on March 16, 2006 at 10:00 a.m., Local time, and at any adjournment(s) or postponement(s) thereof.

         This proxy will be voted as instructed. IF NO SPECIFICATION IS MADE, THE PROXY WILL BE VOTED "FOR" THE PROPOSALS.

         PLEASE VOTE, DATE AND SIGN THIS PROXY AND RETURN IT PROMPTLY IN THE ENCLOSED ENVELOPE. TO AVOID THE ADDITIONAL EXPENSE OF FURTHER SOLICITATION, WE STRONGLY URGE YOU TO REVIEW, COMPLETE AND RETURN YOUR PROXY CARD AS SOON AS POSSIBLE. YOUR VOTE IS IMPORTANT REGARDLESS OF THE NUMBER OF SHARES YOU OWN. IF YOU VOTE VIA PHONE OR THE INTERNET, YOU DO NOT NEED TO RETURN YOUR PROXY CARD.

        Please indicate your vote by an "x" in the appropriate box below.

THE BOARD OF TRUSTEES RECOMMENDS A VOTE "FOR" THE FOLLOWING PROPOSALS:

1. To approve an Agreement and Plan of Reorganization (the "Reorganization Agreement") by and among ING VP Convertible Portfolio and ING VP Balanced Portfolio, Inc., providing for the reorganization of ING VP Convertible Portfolio with and into ING VP Balanced Portfolio, Inc.; and

         For [  ]                  Against [  ]                    Abstain [  ]


         This proxy card must be signed exactly as your name(s) appears hereon. If as an attorney, executor, guardian or in some representative capacity or as an officer of a corporation, please add title(s) as such. Joint owners must each sign.

------------------------------                            ----------------------
Signature(s) (if held jointly)                            Date

PROXY TABULATOR
P.O. BOX 9112
FARMINGDALE, NY 11735





















                              3 EASY WAYS TO VOTE

VOTE BY PHONE: Call toll-free 1-888-221-0697 and follow the recorded instructions.

VOTE ON THE INTERNET: Log on to PROXYWEB.COM and follow the on-screen instructions.

VOTE BY MAIL: Check the appropriate boxes on the reverse side of the Voting Instructions Card, sign and date the Voting Card and return in the envelope provided.

If you vote via phone or the Internet, you do not need to return your Voting Instruction Card.





FUND/INSURANCE COMPANY NAME PRINTS HERE          SPECIAL MEETING OF SHAREHOLDERS
                                                                  MARCH 16, 2006
                                  PROXY SOLICITED ON BEHALF OF BOARD OF TRUSTEES

The undersigned hereby appoints the above-referenced Insurance Company and hereby authorizes them to represent and to vote, as designated on reverse, at the Special Meeting of Shareholders and at any adjournments thereof, all shares of the Fund attributable to his or her contract or interest therein as directed on the reverse side of this Form. IF THIS VOTING INSTRUCTION FORM IS SIGNED AND RETURNED WITH NO CHOICES INDICATED, THE SHARES WILL BE VOTED "FOR" THE APPROVAL OF THE PROPOSAL. IF YOU FAIL TO RETURN THIS VOTING INSTRUCTIONS FORM, THE COMPANY WILL VOTE ALL SHARES ATTRIBUTABLE TO YOUR ACCOUNT VALUE IN PROPORTION TO ALL VOTING INSTRUCTIONS FOR THE FUND ACTUALLY RECEIVED FROM CONTRACT OWNERS IN THE SEPARATE ACCOUNT, WHEN APPLICABLE. THE PROXIES VOTING SHARES AT THE SPECIAL MEETING ON BEHALF OF THE INSURANCE COMPANY ARE AUTHORIZED TO VOTE, AT THEIR DISCRETION, UPON SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE SPECIAL MEETING AND ANY ADJOURNMENT(S) OR POSTPONEMENT(S) THEREOF.

Voting Instructions Form must be signed and dated below.

Dated __________________



Signature(s) (if held jointly)               (Please sign in box)

NOTE: PLEASE SIGN EXACTLY AS YOUR NAME APPEARS ON THIS VOTING INSTRUCTION FORM. All joint owners should sign. When signing as executor, administrator, attorney, trustee or guardian or as custodian for a minor, please give full title as such. If a corporation, please sign in full corporate name and indicate the signer's office. If a partner, please sign in the partnership name.


                                                               VIC ING VP con fg

Please fill in box(es) as shown using black or blue ink or number 2 pencil. [x] PLEASE DO NOT USE FINE POINT PENS.



To avoid the additional expense of further solicitation, we strongly urge you to review, complete and return your Voting Instructions Card as soon as possible. Your vote is important regardless of the number of shares you own. If you vote via phone or the Internet, you do not need to return your Voting Instruction Card.

        THIS VOTING INSTRUCTION CARD IS VALID ONLY WHEN SIGNED AND DATED

THE BOARD OF TRUSTEES RECOMMENDS A VOTE "FOR" THE FOLLOWING PROPOSAL:


1. To approve an Agreement and Plan of Reorganization (the "Reorganization Agreement") by and among ING VP Convertible Portfolio and ING VP Balanced Portfolio, Inc., providing for the reorganization of ING VP Convertible Portfolio with and into ING VP Balanced Portfolio, Inc.

FOR  AGAINST   ABSTAIN
[ ]    [ ]       [ ]




                   PLEASE SIGN AND DATE ON THE REVERSE SIDE.


                                                               VIC ING VP con fg

                                     PART C:
                                OTHER INFORMATION

ITEM 15. INDEMNIFICATION

Article 8, Section (d) of the ING VP Balanced Portfolio, Inc.'s Articles of Incorporation, as amended, provides the following:

Article 8(d).

      (d) The Corporation shall indemnify its Officers, Directors, employees and agents and any person who serves at the request of the Corporation as a Director, Officer, employee, or agent of another corporation, partnership, joint venture, trust or other enterprise as follows:

            (i) Every person who is or has been a Director, Officer, employee or agent of the Corporation and persons who serve at the Corporation's request as Director, Officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise shall be indemnified by the Corporation to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any debt, claim, action, demand, suit, proceeding, judgment, decree, liability or obligation of any kind in which he becomes involved as a party or otherwise by virtue of his being or having been a Director, Officer, employee or agent of the Corporation or of another corporation, partnership, joint venture, trust or other enterprise at the request of the Corporation and against amounts paid or incurred by him in the settlement thereof.

            (ii) The words "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative, legislative, investigative or other, including appeals), actual or threatened, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

            (iii) No indemnification shall be provided hereunder to a Director,
                  Officer, employee or agent against any liability to the Corporation or its Shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

            (iv) The rights of indemnification herein provided may be insured against by policies maintained by the Corporation, shall be severable, shall not affect any other rights to which any Director, Officer, employee or agent may now or hereafter be entitled, shall continue as to a person who has ceased to be such Director, Officer, employee, or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

            (v) In the absence of a final decision on the merits by a court or other body before which such proceeding was brought, an indemnification payment will not be made, except as provided in paragraph (vi) of this paragraph (d), unless in the absence of such a decision, a reasonable determination based upon a factual review has been made (1) by a majority vote of a quorum of non-party Directors who are not interested persons of the Corporation, or (2) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties.

            (vi) The Corporation further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an Officer, Director or controlling person of the Corporation will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking, (ii) the Corporation is insured against losses arising by reason of any lawful advances or (iii) a majority of a quorum of disinterested non-party Directors or independent legal counsel in a written opinion makes a factual determination that there is a reason to believe the indemnitee will be entitled to indemnification.

            (vii) Neither the amendment nor repeal of this paragraph (d) of
                  Article Eighth, nor the adoption of any amendment of any other provision of the Charter or By-Laws of the Corporation inconsistent with this Article shall apply to or affect in any respect the applicability of this paragraph (d) with respect to any act or failure to act which occurred prior to such amendment, repeal or adoption.

Article 13 of the Sub-Advisory Agreement between ING Investments, LLC and Aeltus Investment Management, Inc., as amended, provides the following:

Article 13. Indemnification.

      (a) The Manager agrees to indemnify and hold harmless the Sub-Adviser, any affiliated person of the Sub-Adviser, and each person, if any, who, within the meaning of Section 15 of the 1933 Act controls ("controlling person") the Sub-Adviser (all of such persons being referred to as "Sub-Adviser Indemnified Persons") against any and all losses, claims, damages, liabilities, or litigation (including legal and other expenses) to which a Sub-Adviser Indemnified Person may become subject under the 1933 Act, the 1940 Act, the Advisers Act, under any other statute, at common law or otherwise, arising out of the Manager's responsibilities to the Fund which (1) may be based upon the Manager's negligence, willful misfeasance, or bad faith in the performance of its duties (which could include a negligent action or a negligent omission to act), or by reason of the Manager's reckless disregard of its obligations and duties under this Agreement, or (2) may be based upon any untrue statement or alleged untrue statement of a material fact contained in the Registration Statement or prospectus covering shares of the Fund or any Series, or any amendment thereof or any supplement thereto, or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, unless such statement or omission was made in reliance upon information furnished to the Manager or the Fund or to any affiliated person of the Manager by a Sub-Adviser Indemnified Person; provided however, that in no case shall the indemnity in favor of the Sub-Adviser Indemnified Person be deemed to protect such person against any liability to which any such person would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of its reckless disregard of obligations and duties under this Agreement.

      (b) Notwithstanding Section 12 of this Agreement, the Sub-Adviser agrees to indemnify and hold harmless the Manager, any affiliated person of the Manager, and any controlling person of the Manager (all of such persons being referred to as "Manager Indemnified Persons") against any and all losses, claims, damages, liabilities, or litigation (including legal and other expenses) to which a Manager Indemnified Person may become subject under the 1933 Act, 1940 Act, the Advisers Act, under any other statute, at common law or otherwise, arising out of the Sub-Adviser's responsibilities as Sub-Adviser of the Series which (1) may be based upon the Sub-Adviser's negligence, willful misfeasance, or bad faith in the performance of its duties (which could include a negligent action or a negligent omission to act), or by reason of the Sub-Adviser's reckless disregard of its obligations and duties under this Agreement, or (2) may be based upon any untrue statement or alleged untrue statement of a material fact contained in the Registration Statement or prospectus covering the shares of the Fund or any Series, or any amendment or supplement thereto, or the omission or alleged omission to state therein a material fact known or which should have been known to the Sub-Adviser and was required to be stated therein or necessary to make the statements therein not misleading, if such a statement or omission was made in reliance upon information furnished to the Manager, the Fund, or any affiliated person of the Manager or Fund by the Sub-Adviser or any affiliated person of the Sub-Adviser; provided, however, that in no case shall the indemnity in favor of a Manager Indemnified Person be deemed to protect such person against any liability to which any such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under this Agreement.

      (c) The Manager shall not be liable under Paragraph (a) of this Section 13 with respect to any claim made against a Sub-Adviser Indemnified Person unless such Sub-Adviser Indemnified Person shall have notified the Manager in writing within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon such Sub-Adviser Indemnified Person (or after such Sub-Adviser Indemnified Person shall have received notice of such service on any designated agent), but failure to notify the Manager of any such claim shall not relieve the Manager from any liability which it may have to the Sub-Adviser Indemnified Person against whom such action is brought except to the extent the Manager is prejudiced by the failure or delay in giving such notice. In case any such action is brought against the Sub-Adviser Indemnified Person, the Manager will be entitled to participate, at its own expense, in the defense thereof or, after notice to the Sub-Adviser Indemnified Person, to assume the defense thereof, with counsel satisfactory to the Sub-Adviser Indemnified Person. If the Manager assumes the defense of any such action and the selection of counsel by the Manager to represent the Manager and the Sub-Adviser Indemnified Person would result in a conflict of interests and therefore, would not, in the reasonable judgment of the Sub-Adviser Indemnified Person, adequately represent the interests of the Sub-Adviser Indemnified Person, the Manager will, at its own expense, assume the defense with counsel to the Manager and, also at its own expense, with separate counsel to the Sub-Adviser Indemnified Person, which counsel shall be satisfactory to the Manager and to the Sub-Adviser Indemnified Person. The Sub-Adviser Indemnified Person shall bear the fees and expenses of any additional counsel retained by it, and the Manager shall not be liable to the Sub-Adviser Indemnified Person under this Agreement for any legal or other expenses subsequently incurred by the Sub-Adviser Indemnified Person independently in connection with the defense thereof other than reasonable costs of investigation. The Manager shall not have the right to compromise on or settle the litigation without the prior written consent of the Sub-Adviser Indemnified Person if the compromise or settlement results, or may result in a finding of wrongdoing on the part of the Sub-Adviser Indemnified Person.

      (d)   The Sub-Adviser shall not be liable under Paragraph (b) of this
            Section 13 with respect to any claim made against a Manager Indemnified Person unless such Manager Indemnified Person shall have notified the Sub-Adviser in writing within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon such Manager Indemnified Person (or after such Manager Indemnified Person shall have received notice of such service on any designated agent), but failure to notify the Sub-Adviser of any such claim shall not relieve the Sub-Adviser from any liability which it may have to the Manager Indemnified Person against whom such action is brought except to the extent the Sub-Adviser is prejudiced by the failure or delay in giving such notice. In case any such action is brought against the Manager Indemnified Person, the Sub-Adviser will be entitled to participate, at its own expense, in the defense thereof or, after notice to the Manager Indemnified Person, to assume the defense thereof, with counsel satisfactory to the Manager Indemnified Person. If the Sub-Adviser assumes the defense of any such action and the selection of counsel by the Sub-Adviser to represent both the Sub-Adviser and the Manager Indemnified Person would result in a conflict of interests and therefore, would not, in the reasonable judgment of the Manager Indemnified Person, adequately represent the interests of the Manager Indemnified Person, the Sub-Adviser will, at its own expense, assume the defense with counsel to the Sub-Adviser and, also at its own expense, with separate counsel to the Manager Indemnified Person, which counsel shall be satisfactory to the Sub-Adviser and to the Manager Indemnified Person. The Manager Indemnified Person shall bear the fees and expenses of any additional counsel retained by it, and the Sub-Adviser shall not be liable to the Manager Indemnified Person under this Agreement for any legal or other expenses subsequently incurred by the Manager Indemnified Person independently in connection with the defense thereof other than reasonable costs of investigation. The Sub-Adviser shall not have the right to compromise on or settle the litigation without the prior written consent of the Manager Indemnified Person if the compromise or settlement results, or may result in a finding of wrongdoing on the part of the Manager Indemnified Person.

In addition, ING VP Balanced Portfolio, Inc.'s officers and Directors are currently covered under a directors and officers errors and omissions liability insurance policy issued by ICI Mutual Insurance Company, which expires October 1, 2006.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act") may be permitted to Directors, officers and controlling persons of the ING VP Balanced Portfolio, Inc. pursuant to the foregoing provisions or otherwise, ING VP Balanced Portfolio, has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by ING VP Balanced Portfolio, Inc. of expenses incurred or paid by a Directors, officer or controlling person of ING VP Balanced Portfolio, Inc. in connection with the successful defense of any action, suit or proceeding) is asserted by such Directors, officer or controlling person in connection with the shares being registered, ING VP Balanced Portfolio, Inc. will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy, as expressed in the Act and be governed by final adjudication of such issue.

ITEM 16. EXHIBITS

(1)   (a)   Articles of Amendment and Restatement dated May 1, 2002 - filed as an Exhibit to Post-Effective Amendment No. 26 to the Registrant's
            Registration Statement filed on Form N-1A on April 30, 2004, and incorporated herein by reference.

      (b) Articles of Amendment dated April 24, 2003 - filed as an Exhibit to Post-Effective Amendment No. 26 to the Registrant's Registration Statement filed on Form N-1A on April 30, 2004, and incorporated herein by reference.

      (c) Articles of Amendment dated April 30, 2004 (redesignation of Class R shares to Class I shares) - filed as an Exhibit to Post-Effective Amendment No. 27 to the Registrant's Registration Statement filed on Form N-1A on February 11, 2005, and incorporated herein by reference.

      (d) Articles Supplementary dated April 24, 2003 - filed as an Exhibit to Post-Effective Amendment No. 26 to the Registrant's Registration Statement filed on Form N-1A on April 30, 2004, and incorporated herein by reference.

      (e) Articles Supplementary effective April 29, 2005 (Issuance of Adviser Class shares) - filed as an Exhibit to Post-Effective Amendment No. 67 to the Registrant's Registration Statement filed on Form N-1A on April 28, 2005, and incorporated herein by reference.

(2) Amended and Restated Bylaws - filed as an Exhibit to Post-Effective Amendment No. 20 to the Registrant's Form N-1A Registration Statement on April 26, 2001 - filed as an Exhibit to Post-Effective Amendment No. 26 to the Registrant's Registration Statement filed on Form N-1A on April 30, 2004, and incorporated herein by reference.

(3)   Not applicable.

(4) Form of Agreement and Plan of Reorganization between ING VP Balanced Portfolio, Inc., on behalf of its ING VP Balanced Portfolio series and ING Variable Products Trust, on behalf of its ING VP Convertible Portfolio - filed as an Exhibit to Form N-14 Registration Statement on December 22, 2005, and incorporated herein by reference.


(5) The rights of holders of the securities being registered were previously filed as an Exhibit to Post-Effective Amendment No. 14 to the Registrant's Form N-1A Registration Statement on June 7, 1996 - filed as an Exhibit to Post-Effective Amendment No. 26 to the Registrant's Registration Statement filed on Form N-1A on April 30, 2004, and incorporated herein by reference.

(6)   (a)   Investment Management Agreement between the ING Investments, LLC and
            ING VP Balanced Portfolio, Inc. (formerly known as Aetna Balanced
            VP, Inc.) dated March 1, 2002 - filed as an Exhibit to
            Post-Effective Amendment No. 22 to the Registrant's Form N-1A
            Registration Statement on April 19, 2002, and incorporated herein by reference.

            (i) Amended Schedule A to the Investment Management Agreement between the ING Investments, LLC and ING VP Balanced Portfolio, Inc. (formerly known as Aetna Balanced VP, Inc.) - filed as an Exhibit to Post-Effective Amendment No. 27 to the Registrant's Registration Statement filed on Form N-1A on February 11, 2005, and incorporated herein by reference.

      (b) Sub-Advisory Agreement between ING Investments, LLC and Aeltus Investment Management, Inc. dated March 1, 2002 - filed as an Exhibit to Post-Effective Amendment No. 22 to the Registrant's Form N-1A Registration Statement on April 19, 2002, and incorporated herein by reference.

            (i) First Amendment to the Sub-Advisory Agreement between ING Investments, LLC and Aeltus Investment Management, Inc. effective as of July 29, 2003 - filed as an Exhibit to Post-Effective Amendment No. 26 to the Registrant's Form N-1A Registration Statement on April 19, 2002, and incorporated herein by reference.

            (ii) Amended Schedule A to the Sub-Advisory Agreement between ING Investments, LLC and Aeltus Investment Management, Inc. - filed as an Exhibit to Post-Effective Amendment No. 27 to the Registrant's Registration Statement filed on Form N-1A on February 11, 2005, and incorporated herein by reference.

(7) Distribution Agreement between Aetna Balanced VP, Inc. and ING Pilgrim Securities, Inc. dated January 1, 2002 - filed as an Exhibit to Post-Effective Amendment No. 22 to the Registrant's Form N-1A Registration Statement on April 19, 2002, and incorporated herein by reference.

      (a) Amended Schedule of Approvals to Distribution Agreement between ING VP Balanced Portfolio, Inc. and ING Funds Distributor, LLC - filed as an Exhibit to Post-Effective Amendment No. 26 to the Registrant's Form N-1A Registration Statement on April 30, 2004, and incorporated herein by reference.

      (b) Substitution Agreement to Distribution Agreement between ING VP Balanced Portfolio, Inc. and ING Funds Distributor, LLC dated October 8, 2002 - filed as an Exhibit to Post-Effective Amendment No. 26 to the Registrant's Form N-1A Registration Statement on April 30, 2004, and incorporated herein by reference.

(8) Directors' Deferred Compensation Plan effective September 24, 1997 - filed as an Exhibit to Post-Effective Amendment No. 16 to the Registrant's Form N-1A Registration Statement on April 27, 1998 - filed as an Exhibit to Post-Effective Amendment No. 26 to the Registrant's Form N-1A Registration Statement on April 30, 2004, and incorporated herein by reference.

(9)   (a)   Custody Agreement with The Bank of New York dated January 6, 2003 -
            filed as an Exhibit to Post-Effective Amendment No. 26 to the Registrant's Form N-1A Registration Statement on April 30, 2004, and incorporated herein by reference.

            (i) Amended Exhibit A dated as of December 28, 2004 to the Custody Agreement with The Bank of New York - filed as an Exhibit to Post-Effective Amendment No. 67 to the Registrant's Form N-1A Registration Statement on April 28, 2005, and incorporated herein by reference.

      (b) Foreign Custody Manager Agreement with the Bank of New York dated January 6, 2003 - filed as an Exhibit to Post-Effective Amendment No. 26 to the Registrant's Form N-1A Registration Statement on April 30, 2004, and incorporated herein by reference.

            (i) Amended Exhibit A dated as of December 28, 2004 to the Foreign Custody Manager Agreement with The Bank of New York - filed as an Exhibit to Post-Effective Amendment No. 67 to the Registrant's Form N-1A Registration Statement on April 28, 2005, and incorporated herein by reference.

            (ii) Amended Schedule 2 to the Foreign Custody Manager Agreement with the Bank of New York dated as of June 6, 2003 - filed as an Exhibit to Post-Effective Amendment No. 26 to the Registrant's Registration Statement filed on Form N-1A on April 30, 2004, and incorporated herein by reference.

      (c) Securities Lending Agreement and Guaranty with The Bank of New York dated August 7, 2003 - filed as an Exhibit to Post-Effective Amendment No. 26 to the Registrant's Form N-1A Registration Statement on April 30, 2004, and incorporated herein by reference.

            (i) Amended Exhibit A dated as of December 21, 2004 to the Securities Lending Agreement and Guaranty with The Bank of New York - filed as an Exhibit to Post-Effective Amendment No. 67 to the Registrant's Form N-1A Registration Statement on April 28, 2005, and incorporated herein by reference.

(10)  (a)   Restated Distribution Plan for Class S shares effective March 24,
            2004 - filed as an Exhibit to Post-Effective Amendment No. 26 to the
            Registrant's Form N-1A Registration Statement on April 30, 2004, and
            incorporated herein by reference.
..
      (b)   Shareholder Service and Distribution Plan for Class A shares effective April 29, 2005 - filed as an Exhibit to Post-Effective
            Amendment No. 67 to the Registrant's Form N-1A Registration
            Statement on April 28, 2005, and incorporated herein by reference.

(11) Form of Opinion and Consent of Counsel - filed as an Exhibit to the Form N-14 Registration Statement filed on December 22, 2005, and incorporated herein by reference.

(12) Opinion and Consent of Counsel Supporting Tax Matters and Consequences - to be filed by subsequent post-effective amendment.

(13)  (a)   Administration Agreement between ING Funds Services, LLC and Aetna
            Balanced VP, Inc. dated April 1, 2002 - filed as an Exhibit to
            Post-Effective Amendment No. 22 to the Registrant's Form N-1A
            Registration Statement on April 30, 2004, and incorporated herein by reference.

      (b) License Agreement between Aetna Life and Casualty Company and Aetna Investment Advisers Fund, Inc. dated April 4, 1989 - filed as an Exhibit to Post-Effective Amendment No. 15 to the Registrant's Form N-1A Registration Statement on April 11, 1997, and incorporated herein by reference.

      (c) Fund Accounting Agreement with The Bank of New York dated January 6, 2003 - filed as an Exhibit to Post-Effective Amendment No. 26 to the Registrant's Form N-1A Registration Statement on April 30, 2004, and incorporated herein by reference.

            (i) Amended Exhibit A dated as of December 28, 2004 to the Fund Accounting Agreement with The Bank of New York - filed as an Exhibit to Post-Effective Amendment No. 67 to the Registrant's Form N-1A Registration Statement on April 28, 2005, and incorporated herein by reference.

      (d) Allocation Agreement (Investment Company Blanket Bond) dated September 24, 2003 - filed as an Exhibit to Post-Effective Amendment No. 26 to the Registrant's Form N-1A Registration Statement on April 30, 2004, and incorporated herein by reference.

      (e) Agency Agreement with DST Systems, Inc. dated July 7, 2001 - filed as an Exhibit to Post-Effective Amendment No. 26 to the Registrant's Form N-1A Registration Statement on April 30, 2004, and incorporated herein by reference.

      (f) Fund Participation Agreement between Aetna Insurance Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. dated May 1, 1998 - filed as an Exhibit to Post-Effective Amendment No. 26 to the Registrant's Form N-1A Registration Statement on April 30, 2004, and incorporated herein by reference.

            (i) Amendment No. 1 to Fund Participation Agreement between Aetna Insurance Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed May 1, 2000 - filed as an Exhibit to Post-Effective Amendment No. 26 to the Registrant's Form N-1A Registration Statement on April 30, 2002, and incorporated herein by reference.

            (ii) Amendment No. 2 to Fund Participation Agreement between Aetna Insurance Company of America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed June 26, 2001 - filed as an Exhibit to Post-Effective Amendment No. 26 to the Registrant's Form N-1A Registration Statement on April 30, 2004, and incorporated herein by reference.

      (g) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. dated May 1, 1998 - filed as an Exhibit to Post-Effective Amendment No. 26 to the Registrant's Form N-1A Registration Statement on April 30, 2004, and incorporated herein by reference.

            (i) Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed November 9, 1998 - filed as an Exhibit to Post-Effective Amendment No. 26 to the Registrant's Form N-1A Registration Statement on April 30, 2004, and incorporated herein by reference.

            (ii) Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed June 1, 1999 - filed as an Exhibit to Post-Effective Amendment No. 26 to the Registrant's Form N-1A Registration Statement on April 30, 2004, and incorporated herein by reference.

            (iii) Second Amendment to Fund Participation Agreement between Aetna
                  Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP,

                  Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed December 31, 1999 - filed as an Exhibit to Post-Effective Amendment No. 26 to the Registrant's Form N-1A Registration Statement on April 30, 2004, and incorporated herein by reference.

            (iv) Third Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed February 11, 2000 - filed as an Exhibit to Post-Effective Amendment No. 26 to the Registrant's Form N-1A Registration Statement on April 30, 2004, and incorporated herein by reference.

            (v) Fourth Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed May 1, 2000 - filed as an Exhibit to Post-Effective Amendment No. 26 to the Registrant's Form N-1A Registration Statement on April 30, 2004, and incorporated herein by reference.

            (vi) Fifth Amendment to Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed February 27, 2001 - filed as an Exhibit to Post-Effective Amendment No. 26 to the Registrant's Form N-1A Registration Statement on April 30, 2004, and incorporated herein by reference.

            (vii) Sixth Amendment to Fund Participation Agreement between Aetna
                  Life Insurance and Annuity Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment Management, Inc. executed June 19, 2001 - filed as an Exhibit to Post-Effective Amendment No. 26 to the Registrant's Form N-1A Registration Statement on April 30, 2004, and incorporated herein by reference.

      (h) Fund Participation Agreement between Golden American Life Insurance Company, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., Aetna Variable Portfolios, Inc. and Aeltus Investment

            Management, Inc. dated July 16, 2001 - filed as an Exhibit to Post-Effective Amendment No. 26 to the Registrant's Form N-1A Registration Statement on April 30, 2004, and incorporated herein by reference.

(14) Consent of independent auditors - filed as an Exhibit to the Form N-14 Registration Statement filed on December 22, 2005, and incorporated herein by reference.

(15)  Not applicable.

(16) Powers of Attorney - filed as an Exhibit to the Form N-14 Registration Statement filed on December 22, 2005, and incorporated herein by reference.

(17)  Not applicable.

ITEM 17. UNDERTAKINGS

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned registrant undertakes to file a post-effective amendment to this registration statement upon the closing of the Reorganization described in this Registration Statement that contains an opinion of counsel supporting the tax matters discussed in this Registration Statement.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement, pursuant to Rule 485(b) under the 1933 Act and has duly caused this Amendment to the Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and the State of Arizona on the 30th day of January, 2006.


                                              ING VP BALANCED PORTFOLIO, INC.

                                              By: /s/ THERESA K. KELETY
                                              -------------------------
                                              Theresa K. Kelety
                                              Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


             SIGNATURE                              TITLE                                DATE
             ---------                              -----                                ----
                                          President, Chief Executive              January 30, 2006
------------------------                 Officer and Chief Operating
James M. Hennessy*                                 Officer

Senior Vice President,                                                            January 30, 2006
------------------------              Chief/Principal Financial Officer
Todd Modic*                                and Assistant Secretary


                                              Chairman/Director                   January 30, 2006
------------------------
Sidney Koch*

                                                   Director                       January 30, 2006
------------------------
Albert E. DePrince, Jr.*

                                                   Director                       January 30, 2006
------------------------
Maria T. Fighetti*

                                                   Director                       January 30, 2006
------------------------
J. Scott Fox*

                                                   Director                       January 30, 2006
------------------------
Thomas J. McInerney*

                                                   Director                       January 30, 2006
------------------------
Corine T. Norgaard*

                                                   Director                       January 30, 2006
------------------------
Joseph E. Obermeyer*

                                                   Director                       January 30, 2006
------------------------
Edward O'Dell*

*By: /s/ THERESA K. KELETY
    ----------------------
     Theresa K. Kelety

     Attorney-in-Fact**

** Executed pursuant to Powers of Attorney filed as an Exhibit to the Registration Statement filed electronically on Form N-14 on December 22, 2005, and incorporated herein by reference.